John Hancock
Smart Beta Equity ETFs
Quarterly portfolio holdings 1/31/2024

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%		$646,788,125
(Cost $566,909,971)
Australia - 7.1%		46,245,725
Ampol, Ltd.	14,308	343,998
ANZ Group Holdings, Ltd.	85,524	1,537,769
APA Group	105,693	593,182
Aristocrat Leisure, Ltd.	20,926	615,574
ASX, Ltd.	6,325	274,534
Atlas Arteria, Ltd.	30,166	108,081
BHP Group, Ltd.	127,633	3,988,254
BlueScope Steel, Ltd.	57,924	904,042
Brambles, Ltd.	118,039	1,142,354
carsales.com, Ltd.	18,337	400,136
Cochlear, Ltd.	5,570	1,121,110
Coles Group, Ltd.	39,257	412,878
Commonwealth Bank of Australia	44,854	3,484,851
Computershare, Ltd.	45,334	760,888
CSL, Ltd.	7,387	1,473,254
Dexus	32,919	169,737
EBOS Group, Ltd.	2,478	57,276
Endeavour Group, Ltd.	104,862	389,573
Fortescue, Ltd.	108,926	2,151,525
Goodman Group	31,406	531,480
IGO, Ltd.	79,393	396,770
Insurance Australia Group, Ltd.	371,471	1,483,188
Macquarie Group, Ltd.	9,199	1,158,126
Medibank Private, Ltd.	274,139	695,883
Mineral Resources, Ltd.	13,047	517,052
Mirvac Group	120,400	172,711
National Australia Bank, Ltd.	79,476	1,712,726
Northern Star Resources, Ltd.	98,996	860,553
Origin Energy, Ltd.	147,896	832,972
Pilbara Minerals, Ltd. (A)	190,368	446,742
Qantas Airways, Ltd. (B)	39,751	146,102
QBE Insurance Group, Ltd.	55,845	585,124
Ramsay Health Care, Ltd.	16,074	544,355
REA Group, Ltd.	4,416	536,957
Reece, Ltd.	22,299	335,794
Rio Tinto, Ltd.	22,042	1,936,759
Santos, Ltd.	188,201	976,621
Scentre Group	169,584	344,158
SEEK, Ltd.	12,643	212,702
Seven Group Holdings, Ltd.	11,219	267,803
Sonic Healthcare, Ltd.	81,539	1,725,921
South32, Ltd.	132,072	292,476
Stockland	96,299	290,283
Suncorp Group, Ltd.	108,235	1,015,277
Telstra Group, Ltd.	140,386	374,921
The GPT Group	64,036	197,262
The Lottery Corp., Ltd.	187,533	627,282
TPG Telecom, Ltd.	33,716	117,903
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Transurban Group	45,107	$402,841
Treasury Wine Estates, Ltd.	66,082	470,471
Vicinity, Ltd.	133,344	180,701
Wesfarmers, Ltd.	28,438	1,093,534
Westpac Banking Corp.	105,389	1,684,558
WiseTech Global, Ltd.	2,479	119,612
Woodside Energy Group, Ltd.	96,256	2,062,249
Woolworths Group, Ltd.	40,616	966,840
Austria - 0.2%		1,280,074
ANDRITZ AG	2,486	154,329
BAWAG Group AG (B)(C)	1,028	53,421
Erste Group Bank AG	8,333	362,522
Eurotelesites AG (B)	773	3,233
EVN AG	2,571	71,634
OMV AG	5,342	239,712
Raiffeisen Bank International AG	5,172	108,541
Strabag SE, Bearer Shares	776	36,541
Telekom Austria AG (B)	3,760	32,919
Verbund AG	1,141	93,762
voestalpine AG	4,118	123,460
Belgium - 1.0%		6,558,433
Ackermans & van Haaren NV	2,782	468,100
Ageas SA/NV	30,297	1,310,152
Anheuser-Busch InBev SA/NV	33,578	2,097,627
D’ieteren Group	501	102,148
Elia Group SA/NV	465	56,471
KBC Group NV	16,255	1,067,895
Solvay SA	9,893	273,385
Syensqo SA (B)	8,549	766,031
UCB SA	1,446	137,124
Umicore SA	6,545	150,508
Warehouses De Pauw CVA	4,353	128,992
Chile - 0.1%		424,190
Antofagasta PLC	19,199	424,190
Denmark - 3.2%		20,859,088
AP Moller - Maersk A/S, Series A	166	302,641
AP Moller - Maersk A/S, Series B	268	496,998
Carlsberg A/S, Class B	8,452	1,095,269
Coloplast A/S, B Shares	18,345	2,132,381
Danske Bank A/S	57,424	1,553,640
DSV A/S	6,418	1,157,462
Genmab A/S (B)	5,795	1,622,343
Novo Nordisk A/S, B Shares	88,434	9,985,523
Orsted A/S (C)	6,492	370,401
Vestas Wind Systems A/S (B)	74,753	2,142,430
Finland - 1.3%		8,370,549
Elisa OYJ	12,569	576,843
Fortum OYJ	63,607	876,792
2	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Kesko OYJ, A Shares	10,764	$212,100
Kesko OYJ, B Shares	23,377	459,110
Kone OYJ, Class B	13,181	657,763
Mandatum OYJ (B)	10,880	49,685
Metso Corp.	59,535	600,784
Neste OYJ	14,494	504,599
Nokia OYJ	174,120	628,316
Nordea Bank ABP	148,044	1,837,769
Sampo OYJ, A Shares	10,880	458,377
Stora Enso OYJ, R Shares	72,044	924,616
UPM-Kymmene OYJ	15,962	583,795
France - 12.1%		79,059,444
Air Liquide SA	7,846	1,480,226
Airbus SE	17,388	2,791,605
AXA SA	64,613	2,186,993
BNP Paribas SA	32,809	2,229,206
Capgemini SE	17,315	3,897,106
Cie de Saint-Gobain SA	45,264	3,237,224
Credit Agricole SA	129,971	1,879,402
Danone SA	55,362	3,712,858
Dassault Systemes SE	25,747	1,349,022
Engie SA	185,877	2,990,272
EssilorLuxottica SA	7,663	1,517,454
Hermes International SCA	847	1,801,282
Kering SA	4,650	1,935,821
Legrand SA	14,470	1,418,396
L’Oreal SA	5,897	2,848,579
LVMH Moet Hennessy Louis Vuitton SE	6,979	5,864,617
Orange SA	384,284	4,590,881
Pernod Ricard SA	15,355	2,543,605
Safran SA	13,520	2,546,865
Sanofi	28,318	2,871,795
Sartorius Stedim Biotech	1,361	371,371
Schneider Electric SE	11,720	2,328,473
Societe Generale SA	73,931	1,924,170
STMicroelectronics NV	103,933	4,619,192
Thales SA	7,839	1,152,521
TotalEnergies SE	143,114	9,343,000
Vinci SA	44,249	5,627,508
Germany - 7.3%		47,946,441
adidas AG	10,667	2,040,708
Allianz SE	12,381	3,332,629
BASF SE	31,324	1,512,783
Bayer AG	57,936	1,818,764
Bayerische Motoren Werke AG	16,079	1,690,342
Beiersdorf AG	5,404	797,453
Commerzbank AG	44,860	520,428
Continental AG	12,786	1,058,326
Daimler Truck Holding AG	55,144	1,992,281
Deutsche Bank AG	181,721	2,375,446
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Deutsche Boerse AG	6,529	$1,310,271
Deutsche Telekom AG	181,836	4,492,580
DHL Group	29,656	1,434,160
E.ON SE	130,718	1,783,426
Fresenius Medical Care AG	11,204	438,133
Fresenius SE & Company KGaA	51,994	1,475,219
Hannover Rueck SE	4,553	1,098,934
Hapag-Lloyd AG (A)(C)	3,396	513,127
Heidelberg Materials AG	10,035	936,137
Henkel AG & Company KGaA	7,946	546,882
Infineon Technologies AG	29,109	1,067,006
Mercedes-Benz Group AG	54,593	3,727,110
Merck KGaA	1,858	307,582
MTU Aero Engines AG	997	231,435
Muenchener Rueckversicherungs-Gesellschaft AG	2,281	976,724
RWE AG	30,771	1,147,481
SAP SE	14,135	2,468,947
Siemens AG	18,566	3,361,490
Siemens Healthineers AG (C)	3,915	220,543
Symrise AG	7,625	794,638
Talanx AG	6,400	452,228
Volkswagen AG	2,136	305,342
Vonovia SE	54,440	1,717,886
Hong Kong - 1.6%		10,696,322
AIA Group, Ltd.	375,324	2,926,349
BOC Hong Kong Holdings, Ltd.	118,795	284,479
Budweiser Brewing Company APAC, Ltd. (C)	25,100	39,429
Chow Tai Fook Jewellery Group, Ltd.	182,800	246,937
CK Asset Holdings, Ltd.	116,969	527,443
CK Hutchison Holdings, Ltd.	92,273	476,872
CK Infrastructure Holdings, Ltd.	63,929	379,865
CLP Holdings, Ltd.	92,071	731,998
Galaxy Entertainment Group, Ltd.	22,641	117,589
Hang Seng Bank, Ltd.	23,189	241,019
Henderson Land Development Company, Ltd.	99,398	258,755
Hong Kong & China Gas Company, Ltd.	125,065	88,792
Link REIT	75,452	378,358
MTR Corp., Ltd.	41,413	134,560
Power Assets Holdings, Ltd.	117,073	685,912
Prudential PLC	34,761	362,276
Sun Hung Kai Properties, Ltd.	60,162	560,658
Swire Pacific, Ltd., Class A	22,000	170,264
Swire Pacific, Ltd., Class B	32,500	38,290
Swire Properties, Ltd.	92,001	171,592
Techtronic Industries Company, Ltd.	137,077	1,458,928
Wharf Real Estate Investment Company, Ltd.	141,993	415,957
Ireland - 0.8%		5,453,748
AIB Group PLC	73,580	325,780
Experian PLC	34,645	1,454,152
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Ireland (continued)
Flutter Entertainment PLC (B)	3,135	$650,141
Flutter Entertainment PLC (New Stock Exchange) (B)	30	6,229
James Hardie Industries PLC, CHESS Depositary Interest (B)	29,767	1,145,426
Kerry Group PLC, Class A	2,113	189,771
Kingspan Group PLC	5,793	475,473
Smurfit Kappa Group PLC	32,155	1,206,776
Israel - 0.4%		2,528,133
Azrieli Group, Ltd.	507	34,397
Bank Hapoalim BM	67,372	577,453
Bank Leumi Le-Israel BM	77,887	596,496
CyberArk Software, Ltd. (B)	373	87,088
Elbit Systems, Ltd.	467	96,666
ICL Group, Ltd.	25,953	119,570
Israel Discount Bank, Ltd., Class A	43,076	210,537
Mizrahi Tefahot Bank, Ltd.	8,738	327,393
Nice, Ltd. (B)	764	157,954
Teva Pharmaceutical Industries, Ltd. (B)	19,686	238,107
Wix.com, Ltd. (B)	650	82,472
Italy - 2.3%		14,953,586
Amplifon SpA	9,992	329,630
Assicurazioni Generali SpA	20,975	471,403
Davide Campari-Milano NV	28,778	294,158
Enel SpA	214,630	1,478,353
Eni SpA	145,365	2,339,172
Ferrari NV	3,909	1,374,480
FinecoBank SpA	47,740	696,448
Infrastrutture Wireless Italiane SpA (C)	15,843	193,520
Intesa Sanpaolo SpA	469,733	1,460,839
Leonardo SpA	21,297	374,884
Mediobanca Banca di Credito Finanziario SpA	76,616	1,023,657
Moncler SpA	4,476	278,596
Nexi SpA (B)(C)	8,657	67,180
Poste Italiane SpA (C)	27,118	296,484
PRADA SpA	42,800	265,815
Prysmian SpA	12,834	571,439
Recordati Industria Chimica e Farmaceutica SpA	5,773	321,698
Snam SpA	79,212	389,694
Terna - Rete Elettrica Nazionale	79,548	676,410
UniCredit SpA	64,770	1,910,881
UnipolSai Assicurazioni SpA	52,129	138,845
Japan - 24.7%		161,878,427
Advantest Corp.	23,000	916,224
Aeon Company, Ltd.	22,000	531,733
AGC, Inc.	37,400	1,424,104
Aisin Corp.	19,400	737,246
Ajinomoto Company, Inc.	16,200	674,598
ANA Holdings, Inc. (B)	11,200	250,549
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Asahi Group Holdings, Ltd.	12,700	$478,721
Asahi Intecc Company, Ltd.	12,800	247,944
Asahi Kasei Corp.	92,100	707,250
Asics Corp.	10,600	328,424
Astellas Pharma, Inc.	35,700	421,293
Bandai Namco Holdings, Inc.	17,903	393,762
BayCurrent Consulting, Inc.	7,800	184,948
Bridgestone Corp.	35,900	1,582,621
Canon, Inc.	25,600	714,541
Capcom Company, Ltd.	14,700	567,686
Central Japan Railway Company	22,920	579,056
Chubu Electric Power Company, Inc.	59,400	779,200
Chugai Pharmaceutical Company, Ltd.	17,200	629,166
Concordia Financial Group, Ltd.	93,200	451,224
Dai Nippon Printing Company, Ltd.	23,524	690,713
Daifuku Company, Ltd.	24,500	492,514
Dai-ichi Life Holdings, Inc.	35,100	783,042
Daiichi Sankyo Company, Ltd.	23,700	717,121
Daikin Industries, Ltd.	5,747	939,060
Daito Trust Construction Company, Ltd.	4,486	516,347
Daiwa House Industry Company, Ltd.	36,900	1,157,172
Daiwa House REIT Investment Corp.	87	155,163
Daiwa Securities Group, Inc.	115,900	843,630
Denso Corp.	50,400	807,159
Dentsu Group, Inc.	22,200	597,164
Disco Corp.	3,094	854,700
East Japan Railway Company	12,400	716,049
Eisai Company, Ltd.	2,772	132,707
ENEOS Holdings, Inc.	370,200	1,516,003
FANUC Corp.	13,650	384,450
Fast Retailing Company, Ltd.	4,457	1,211,706
Fuji Electric Company, Ltd.	15,493	790,575
FUJIFILM Holdings Corp.	13,500	869,061
Fujitsu, Ltd.	3,700	527,505
GLP J-REIT	101	90,998
GMO Payment Gateway, Inc.	3,000	184,854
Hamamatsu Photonics KK	12,300	494,272
Hankyu Hanshin Holdings, Inc.	24,800	768,389
Hikari Tsushin, Inc.	641	113,400
Hirose Electric Company, Ltd.	1,005	118,668
Hitachi Construction Machinery Company, Ltd.	17,200	498,203
Hitachi, Ltd.	33,600	2,683,633
Honda Motor Company, Ltd.	157,362	1,803,729
Hoshizaki Corp.	4,200	154,984
Hoya Corp.	13,900	1,801,508
Hulic Company, Ltd.	70,800	793,367
Ibiden Company, Ltd.	10,600	547,059
Idemitsu Kosan Company, Ltd.	126,795	714,493
Iida Group Holdings Company, Ltd.	12,700	194,877
Inpex Corp.	59,300	829,612
Isuzu Motors, Ltd.	103,400	1,437,732
4	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
ITOCHU Corp.	43,300	$2,000,079
Japan Airlines Company, Ltd.	14,400	280,119
Japan Exchange Group, Inc.	40,200	903,142
Japan Metropolitan Fund Investment Corp.	242	165,886
Japan Post Bank Company, Ltd.	25,500	267,866
Japan Post Holdings Company, Ltd.	50,600	490,163
Japan Post Insurance Company, Ltd.	12,900	244,807
Japan Real Estate Investment Corp.	37	143,267
Japan Tobacco, Inc.	44,900	1,196,412
JFE Holdings, Inc.	88,500	1,418,846
JSR Corp.	8,500	234,633
Kajima Corp.	44,800	810,338
Kao Corp.	5,700	228,624
Kawasaki Kisen Kaisha, Ltd. (A)	12,800	630,565
KDDI Corp.	48,100	1,611,395
Keio Corp.	4,970	147,085
Keisei Electric Railway Company, Ltd.	9,400	430,725
Keyence Corp.	3,770	1,717,165
Kikkoman Corp.	1,500	93,802
Kintetsu Group Holdings Company, Ltd.	10,700	333,792
Kirin Holdings Company, Ltd.	9,100	132,166
Kobe Bussan Company, Ltd.	13,100	337,862
Koei Tecmo Holdings Company, Ltd.	5,800	73,167
Koito Manufacturing Company, Ltd.	11,500	179,138
Komatsu, Ltd.	59,700	1,733,720
Konami Group Corp.	9,700	605,591
Kose Corp.	1,000	66,352
Kubota Corp.	27,100	417,600
Kyocera Corp.	47,200	704,731
Kyowa Kirin Company, Ltd.	6,100	97,379
Lasertec Corp. (A)	2,200	598,707
LY Corp.	63,800	201,646
M3, Inc.	10,200	164,296
Makita Corp.	15,400	422,150
Marubeni Corp.	54,500	947,575
MatsukiyoCocokara & Company	10,200	187,881
Mazda Motor Corp.	91,600	1,141,436
MEIJI Holdings Company, Ltd.	29,700	725,560
MINEBEA MITSUMI, Inc.	60,900	1,287,368
MISUMI Group, Inc.	21,300	374,489
Mitsubishi Chemical Group Corp.	227,700	1,394,005
Mitsubishi Corp.	119,400	2,095,167
Mitsubishi Electric Corp.	47,600	717,378
Mitsubishi Estate Company, Ltd.	27,300	385,198
Mitsubishi HC Capital, Inc.	159,300	1,145,369
Mitsubishi Heavy Industries, Ltd.	13,200	897,790
Mitsubishi Motors Corp.	70,300	226,470
Mitsubishi UFJ Financial Group, Inc.	354,270	3,380,925
Mitsui & Company, Ltd.	43,600	1,798,882
Mitsui Chemicals, Inc.	29,500	882,730
Mitsui Fudosan Company, Ltd.	22,100	563,631
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Mitsui O.S.K. Lines, Ltd.	27,200	$988,076
Mizuho Financial Group, Inc.	62,800	1,160,839
MonotaRO Company, Ltd.	14,600	139,882
MS&AD Insurance Group Holdings, Inc.	15,500	651,917
Murata Manufacturing Company, Ltd.	43,700	901,355
NEC Corp.	10,803	716,874
Nexon Company, Ltd.	3,800	61,481
Nidec Corp. (A)	5,200	197,150
Nintendo Company, Ltd.	28,870	1,641,250
Nippon Building Fund, Inc.	42	171,534
Nippon Express Holdings, Inc.	13,600	818,838
Nippon Paint Holdings Company, Ltd.	10,400	83,136
Nippon Sanso Holdings Corp.	19,500	502,925
Nippon Steel Corp. (A)	51,300	1,252,889
Nippon Telegraph & Telephone Corp.	1,090,350	1,389,651
Nippon Yusen KK	34,300	1,196,247
Nissan Chemical Corp.	11,900	482,106
Nissan Motor Company, Ltd.	77,600	312,364
Nissin Foods Holdings Company, Ltd.	7,548	246,772
Nitori Holdings Company, Ltd.	4,601	606,385
Nitto Denko Corp.	19,394	1,633,249
Nomura Holdings, Inc.	191,900	1,009,813
Nomura Real Estate Master Fund, Inc.	180	198,748
Nomura Research Institute, Ltd.	14,000	434,151
NTT Data Group Corp.	24,900	364,621
Obayashi Corp.	66,000	618,348
Obic Company, Ltd.	1,400	217,746
Odakyu Electric Railway Company, Ltd.	18,300	282,997
Olympus Corp.	35,300	531,281
Omron Corp.	4,000	183,616
Ono Pharmaceutical Company, Ltd.	11,365	207,746
Oracle Corp. Japan	2,400	191,606
Oriental Land Company, Ltd.	24,900	937,231
ORIX Corp.	40,900	802,611
Osaka Gas Company, Ltd.	43,600	928,224
Otsuka Corp.	11,200	477,652
Otsuka Holdings Company, Ltd.	11,800	470,143
Pan Pacific International Holdings Corp.	30,000	658,184
Panasonic Holdings Corp.	81,204	782,458
Rakuten Group, Inc.	9,300	41,386
Recruit Holdings Company, Ltd.	38,200	1,548,906
Renesas Electronics Corp. (B)	32,500	549,615
Resona Holdings, Inc.	149,900	840,794
Ricoh Company, Ltd.	46,600	372,354
SBI Holdings, Inc.	29,700	740,392
SCSK Corp.	11,800	234,587
Secom Company, Ltd.	2,261	165,814
Seiko Epson Corp.	55,800	827,027
Sekisui Chemical Company, Ltd.	66,800	967,440
Sekisui House, Ltd. (A)	40,400	925,047
Seven & i Holdings Company, Ltd.	24,800	993,527
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
SG Holdings Company, Ltd.	23,400	$306,477
Shimadzu Corp.	23,500	660,588
Shimano, Inc.	1,386	202,484
Shimizu Corp.	61,000	412,926
Shin-Etsu Chemical Company, Ltd.	43,990	1,768,026
Shionogi & Company, Ltd.	3,071	149,374
Shiseido Company, Ltd.	4,877	137,794
SMC Corp.	645	365,842
SoftBank Corp.	72,200	969,829
SoftBank Group Corp.	36,136	1,596,980
Sompo Holdings, Inc.	12,700	668,211
Sony Group Corp.	31,900	3,206,913
Square Enix Holdings Company, Ltd.	4,500	178,030
Subaru Corp.	58,600	1,199,060
SUMCO Corp.	21,400	330,278
Sumitomo Chemical Company, Ltd.	177,300	423,798
Sumitomo Corp.	36,900	862,073
Sumitomo Electric Industries, Ltd.	61,700	834,063
Sumitomo Metal Mining Company, Ltd.	33,400	937,051
Sumitomo Mitsui Financial Group, Inc.	39,700	2,091,260
Sumitomo Mitsui Trust Holdings, Inc.	43,550	906,007
Sumitomo Realty & Development Company, Ltd.	17,300	553,411
Suntory Beverage & Food, Ltd.	11,400	376,841
Suzuki Motor Corp.	24,800	1,134,684
Sysmex Corp.	11,148	610,728
T&D Holdings, Inc.	49,300	831,363
Taisei Corp.	19,861	731,667
Takeda Pharmaceutical Company, Ltd.	55,947	1,669,511
TDK Corp.	26,600	1,354,248
Terumo Corp.	8,500	292,550
The Chiba Bank, Ltd.	66,700	501,933
The Kansai Electric Power Company, Inc.	121,500	1,679,430
TIS, Inc.	20,800	470,143
Tobu Railway Company, Ltd.	11,800	316,362
Toho Company, Ltd.	4,200	138,405
Tokio Marine Holdings, Inc.	62,400	1,677,660
Tokyo Century Corp.	21,600	244,039
Tokyo Electric Power Company Holdings, Inc. (B)	113,200	610,471
Tokyo Electron, Ltd.	12,971	2,472,632
Tokyo Gas Company, Ltd.	73,300	1,705,444
Tokyu Corp.	42,700	506,090
TOPPAN Holdings, Inc.	26,500	741,293
Toray Industries, Inc.	172,000	871,325
TOTO, Ltd.	7,400	203,256
Toyo Suisan Kaisha, Ltd.	1,500	79,076
Toyota Industries Corp.	4,500	387,429
Toyota Motor Corp.	300,440	6,166,034
Toyota Tsusho Corp.	14,300	957,344
Trend Micro, Inc.	12,800	744,664
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Unicharm Corp.	14,500	$504,710
USS Company, Ltd.	19,600	375,507
West Japan Railway Company	18,381	773,341
Yakult Honsha Company, Ltd.	8,100	178,984
Yamaha Corp.	5,366	119,893
Yamaha Motor Company, Ltd.	170,100	1,637,289
Yamato Holdings Company, Ltd.	17,500	306,063
Yaskawa Electric Corp.	20,500	789,147
Zensho Holdings Company, Ltd.	4,500	223,099
ZOZO, Inc.	13,900	309,333
Luxembourg - 0.3%		1,621,858
ArcelorMittal SA	54,692	1,523,252
Tenaris SA	6,169	98,606
Macau - 0.0%		120,631
Sands China, Ltd. (B)	46,000	120,631
Netherlands - 4.4%		28,859,602
Adyen NV (B)(C)	345	438,915
Argenx SE (B)	525	198,914
Argenx SE, Additional Offering (B)	99	37,510
ASM International NV	3,786	2,122,895
ASML Holding NV	10,801	9,364,954
Heineken Holding NV	11,590	980,104
Heineken NV	6,628	671,729
ING Groep NV	117,080	1,677,481
Koninklijke Ahold Delhaize NV	36,345	1,026,869
Koninklijke Philips NV (B)	52,325	1,124,029
Prosus NV (B)	38,236	1,143,428
Stellantis NV	161,457	3,594,469
Universal Music Group NV	10,696	317,999
Wolters Kluwer NV	41,547	6,160,306
New Zealand - 0.2%		1,462,424
Auckland International Airport, Ltd.	28,684	148,932
Contact Energy, Ltd.	54,140	268,940
Fisher & Paykel Healthcare Corp., Ltd.	13,909	202,655
Infratil, Ltd.	17,436	113,391
Mainfreight, Ltd. (A)	1,180	52,079
Mercury NZ, Ltd.	13,045	54,202
Meridian Energy, Ltd.	33,525	114,532
Spark New Zealand, Ltd.	58,183	190,354
Xero, Ltd. (B)	4,333	317,339
Norway - 0.5%		3,306,369
Adevinta ASA (B)	7,923	85,620
Aker ASA, A Shares	581	34,921
Aker BP ASA	21,006	564,092
DNB Bank ASA	29,718	582,901
Equinor ASA	33,003	955,220
Gjensidige Forsikring ASA	1,984	32,198
Kongsberg Gruppen ASA	1,561	80,165
6	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Mowi ASA	6,056	$109,924
Norsk Hydro ASA	38,028	225,260
Orkla ASA	11,049	87,174
Salmar ASA	528	29,529
Schibsted ASA, A Shares	1,181	36,514
Schibsted ASA, B Shares	1,327	38,300
Telenor ASA	19,905	222,148
Var Energi ASA	6,045	17,707
Yara International ASA	6,126	204,696
Portugal - 0.2%		1,559,189
EDP - Energias de Portugal SA	86,935	391,142
Galp Energia SGPS SA	59,368	942,500
Jeronimo Martins SGPS SA	9,850	225,547
Singapore - 1.4%		9,298,217
CapitaLand Ascendas REIT	85,292	186,368
CapitaLand Integrated Commercial Trust	163,359	245,708
CapitaLand Investment, Ltd.	55,500	122,932
DBS Group Holdings, Ltd.	63,412	1,512,758
Genting Singapore, Ltd.	434,900	328,693
Grab Holdings, Ltd., Class A (B)	40,589	124,608
Great Eastern Holdings, Ltd.	5,700	74,729
Jardine Cycle & Carriage, Ltd.	16,900	328,933
Keppel REIT	27,180	18,814
Keppel, Ltd.	135,900	728,136
Mapletree Logistics Trust	75,600	87,687
Mapletree Pan Asia Commercial Trust	85,200	93,083
Oversea-Chinese Banking Corp., Ltd.	142,568	1,375,165
Sea, Ltd., ADR (B)	4,314	164,536
Seatrium, Ltd. (B)	1,054,800	78,931
Sembcorp Industries, Ltd.	48,900	207,478
Singapore Airlines, Ltd. (A)	71,300	356,407
Singapore Exchange, Ltd.	88,300	621,770
Singapore Technologies Engineering, Ltd.	123,500	344,711
Singapore Telecommunications, Ltd.	116,100	208,508
United Overseas Bank, Ltd.	90,724	1,926,022
Wilmar International, Ltd.	65,700	162,240
Spain - 3.1%		20,596,178
Aena SME SA (C)	5,846	1,043,024
Amadeus IT Group SA	16,589	1,172,369
Banco Bilbao Vizcaya Argentaria SA	360,935	3,401,563
Banco Santander SA	545,342	2,212,828
CaixaBank SA	125,974	541,063
Cellnex Telecom SA (B)(C)	15,006	583,224
EDP Renovaveis SA	2,672	43,682
Endesa SA	27,280	544,060
Ferrovial SE	27,884	1,072,534
Iberdrola SA	119,761	1,453,761
Iberdrola SA, Rights Offering (A)(B)	1,891	22,955
Industria de Diseno Textil SA	40,107	1,730,016
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Naturgy Energy Group SA (A)	9,353	$253,993
Repsol SA	221,662	3,308,323
Telefonica SA	784,531	3,212,783
Sweden - 2.9%		19,075,654
Alfa Laval AB	3,939	146,430
Assa Abloy AB, B Shares	14,405	399,707
Atlas Copco AB, A Shares	88,675	1,432,810
Atlas Copco AB, B Shares	49,757	697,066
Axfood AB	5,659	144,209
Beijer Ref AB (A)	16,524	228,373
Boliden AB	24,138	646,999
Castellum AB (A)(B)	29,728	389,714
Epiroc AB, A Shares	21,245	379,259
Epiroc AB, B Shares	12,318	193,967
EQT AB (A)	3,117	85,072
Essity AB, B Shares	15,794	374,048
Evolution AB (C)	4,223	499,860
Fastighets AB Balder, B Shares (A)(B)	19,003	128,632
Getinge AB, B Shares (A)	11,099	240,298
Hennes & Mauritz AB, B Shares (A)	24,690	352,416
Hexagon AB, B Shares	28,151	310,599
Holmen AB, B Shares	7,396	294,627
Husqvarna AB, B Shares	53,978	425,248
Indutrade AB	22,660	557,708
Lifco AB, B Shares	15,720	383,706
Nibe Industrier AB, B Shares (A)	19,667	119,422
Saab AB, B Shares	5,038	328,054
Sagax AB, B Shares	14,536	357,760
Sandvik AB	37,402	794,204
Skandinaviska Enskilda Banken AB, A Shares (A)	43,313	621,042
Skandinaviska Enskilda Banken AB, C Shares (A)	421	6,193
Skanska AB, B Shares	42,602	746,912
SKF AB, B Shares	42,013	837,223
SSAB AB, A Shares	22,467	176,433
SSAB AB, B Shares (A)	56,896	439,426
Svenska Cellulosa AB SCA, B Shares (A)	20,706	284,668
Svenska Handelsbanken AB, A Shares (A)	50,858	553,995
Svenska Handelsbanken AB, B Shares	2,101	28,346
Swedbank AB, A Shares	32,819	675,924
Swedish Orphan Biovitrum AB (B)	10,467	295,805
Tele2 AB, B Shares	61,941	532,703
Telefonaktiebolaget LM Ericsson, B Shares	62,391	348,598
Telia Company AB (A)	79,590	207,056
Trelleborg AB, B Shares	21,414	658,440
Volvo AB, A Shares	17,248	428,014
Volvo AB, B Shares	93,884	2,270,695
Volvo Car AB, B Shares (B)	20,420	53,993
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland - 9.7%		$63,374,105
ABB, Ltd.	86,298	3,690,941
Alcon, Inc.	41,631	3,175,768
Chocoladefabriken Lindt & Spruengli AG	7	892,697
Cie Financiere Richemont SA, A Shares	15,164	2,280,301
Coca-Cola HBC AG (B)	12,112	359,072
DSM-Firmenich AG	5,949	633,803
Givaudan SA	466	1,960,476
Glencore PLC	618,605	3,312,149
Holcim, Ltd. (B)	45,237	3,488,815
Kuehne + Nagel International AG	4,371	1,496,998
Lonza Group AG	1,785	883,917
Nestle SA	65,759	7,555,175
Novartis AG	58,949	6,143,312
Partners Group Holding AG	1,918	2,622,619
Roche Holding AG	17,024	4,903,690
Roche Holding AG, Bearer Shares	1,128	344,245
Sandoz Group AG (B)	11,291	392,227
Schindler Holding AG	1,351	325,053
Schindler Holding AG, Participation Certificates	3,244	816,814
Sika AG	8,278	2,316,894
Straumann Holding AG	8,021	1,237,956
Swiss Re AG	29,980	3,463,330
Swisscom AG	4,769	2,869,683
UBS Group AG	104,528	3,166,851
Zurich Insurance Group AG	9,849	5,041,319
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 13.9%		91,179,389
3i Group PLC	107,158	3,382,854
Admiral Group PLC	28,666	918,094
Anglo American PLC	42,094	1,016,665
Ashtead Group PLC	35,551	2,355,072
Associated British Foods PLC	28,763	857,468
AstraZeneca PLC	31,277	4,182,120
Auto Trader Group PLC (C)	79,305	736,022
Aviva PLC	233,954	1,287,946
BAE Systems PLC	45,948	688,692
Barclays PLC	1,057,035	1,997,855
BP PLC	932,290	5,490,323
British American Tobacco PLC	56,453	1,681,150
BT Group PLC	1,120,868	1,601,509
Bunzl PLC	19,681	805,768
Burberry Group PLC	44,647	743,673
Centrica PLC	667,114	1,176,184
Coca-Cola Europacific Partners PLC	18,288	1,267,409
Compass Group PLC	37,631	1,043,724
Croda International PLC	7,832	479,235
Diageo PLC	67,475	2,457,915
Entain PLC	34,734	428,255
GSK PLC	102,535	2,047,389
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Haleon PLC	223,404	$914,648
Halma PLC	21,963	613,356
HSBC Holdings PLC	574,973	4,526,459
Imperial Brands PLC	80,202	1,939,000
Informa PLC	122,395	1,211,687
InterContinental Hotels Group PLC	7,532	719,372
Intertek Group PLC	14,228	814,071
JD Sports Fashion PLC	212,368	316,550
Legal & General Group PLC	504,944	1,639,704
Lloyds Banking Group PLC	2,229,280	1,207,517
London Stock Exchange Group PLC	10,298	1,172,653
Melrose Industries PLC	113,176	851,485
Mondi PLC	55,034	990,970
National Grid PLC	125,122	1,681,002
NatWest Group PLC	371,312	1,064,853
Next PLC	15,168	1,635,653
Ocado Group PLC (B)	14,176	98,675
Pearson PLC	53,162	657,765
Reckitt Benckiser Group PLC	10,707	778,276
RELX PLC	64,503	2,679,452
Rentokil Initial PLC	150,183	780,876
Rio Tinto PLC	34,150	2,393,163
Rolls-Royce Holdings PLC (B)	385,854	1,479,994
Schroders PLC	81,020	419,097
Segro PLC	40,184	451,238
Severn Trent PLC	21,583	714,057
Shell PLC	267,524	8,336,405
Smith & Nephew PLC	32,464	459,095
Smiths Group PLC	20,580	425,219
Spirax-Sarco Engineering PLC	4,354	554,738
SSE PLC	64,830	1,391,099
Standard Chartered PLC	248,634	1,895,939
Tesco PLC	614,975	2,244,480
The Sage Group PLC	60,169	902,610
Unilever PLC	74,133	3,631,749
United Utilities Group PLC	40,849	554,785
Vodafone Group PLC	1,029,044	882,186
Whitbread PLC	19,347	885,963
WPP PLC	62,934	618,226
United States - 0.0%		80,349

Carnival PLC (B)	5,247	80,349

PREFERRED SECURITIES - 0.6%		$4,184,728
(Cost $4,625,837)
Germany - 0.6%		4,184,728
Bayerische Motoren Werke AG	3,594	354,287
Dr. Ing. h.c. F. Porsche AG (C)	1,513	130,033
Henkel AG & Company KGaA	14,629	1,129,833
Porsche Automobil Holding SE	13,324	673,004
Sartorius AG	1,706	631,737
Volkswagen AG	9,724	1,265,834
8	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.7%		$4,356,256
(Cost $4,356,265)
Short-term funds - 0.7%		4,356,256
John Hancock Collateral Trust, 5.3658% (E)(F)	205,513	2,055,443

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3001% (E)	2,300,813	2,300,813
Total investments (Multifactor Developed International ETF) (Cost $575,892,073) - 100.0%		$655,329,109
Other assets and liabilities, net - 0.0%		279,563
Total net assets - 100.0%		$655,608,672

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $4,833,959. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,077,244 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Financials	18.6%
Industrials	18.3%
Consumer discretionary	11.4%
Health care	9.7%
Materials	8.4%
Consumer staples	8.2%
Information technology	7.3%
Energy	5.9%
Communication services	5.3%
Utilities	4.2%
Real estate	2.0%
Short-term investments and other	0.7%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	4	Long	Mar 2024	$981,272	$974,100	$(7,172)
						$(7,172)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%		$637,861,477
(Cost $596,378,225)
Brazil - 4.3%		27,825,545
Ambev SA	298,000	788,861
Atacadao SA	35,400	74,581
B3 SA - Brasil Bolsa Balcao	394,900	1,046,172
Banco Bradesco SA	181,805	503,348
Banco BTG Pactual SA	80,048	583,540
Banco do Brasil SA	119,300	1,362,953
BB Seguridade Participacoes SA	112,100	777,039
Caixa Seguridade Participacoes S/A	41,400	118,391
CCR SA	113,700	301,905
Centrais Eletricas Brasileiras SA	71,937	594,149
Cia de Saneamento Basico do Estado de Sao Paulo	62,600	999,097
Cia Energetica de Minas Gerais	31,989	97,111
Cia Siderurgica Nacional SA	78,700	282,397
Cosan SA	77,800	287,670
CPFL Energia SA	33,200	243,636
Energisa SA	13,100	134,179
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

Eneva SA (A)	37,300	$96,324
Engie Brasil Energia SA	45,125	370,600
Equatorial Energia SA	98,246	704,470
Hapvida Participacoes e Investimentos SA (A)(B)	409,607	321,644
Hypera SA	39,400	253,013
JBS SA	167,000	791,890
Klabin SA	99,200	427,429
Localiza Rent a Car SA	82,857	907,535
Magazine Luiza SA (A)	218,328	92,791
Natura & Company Holding SA (A)	102,000	330,291
Neoenergia SA	5,400	22,295
Petroleo Brasileiro SA	574,300	4,900,222
PRIO SA	70,300	625,019
Raia Drogasil SA	185,372	949,163
Rede D’Or Sao Luiz SA (B)	41,236	226,581
Rumo SA	109,290	510,054
Suzano SA	93,165	973,301
Telefonica Brasil SA	65,600	681,876

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
TIM SA	166,900	$585,709
Ultrapar Participacoes SA	21,200	120,865
Vale SA	353,000	4,840,882
Vibra Energia SA	32,800	157,657
WEG SA	113,200	740,905
Chile - 0.4%		2,506,820
Banco de Chile	3,760,009	420,569
Banco de Credito e Inversiones SA	8,754	231,242
Banco Santander Chile	4,604,269	212,423
Cencosud SA	258,307	448,450
Cia Sud Americana de Vapores SA	1,393,346	100,163
Empresas CMPC SA	164,644	267,628
Empresas COPEC SA	38,857	246,439
Enel Americas SA	2,350,068	237,598
Enel Chile SA	2,993,122	179,486
Falabella SA (A)	68,670	162,822
China - 19.5%		126,163,643
360 Security Technology, Inc., Class A (A)	29,400	27,969
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,100	14,121
Agricultural Bank of China, Ltd., H Shares	3,797,000	1,466,876
Aier Eye Hospital Group Company, Ltd., A Shares	86,543	154,172
Alibaba Group Holding, Ltd.	597,100	5,312,393
Alibaba Group Holding, Ltd., ADR	115,641	8,345,811
Aluminum Corp. of China, Ltd., H Shares	784,000	381,106
Anhui Conch Cement Company, Ltd., H Shares	218,000	437,269
Anhui Gujing Distillery Company, Ltd., A Shares	2,700	74,883
Anhui Yingjia Distillery Company, Ltd., Class A	1,800	12,601
ANTA Sports Products, Ltd.	171,400	1,439,433
Baidu, Inc., ADR (A)	29,491	3,105,697
Bank of Beijing Company, Ltd., Class A	149,900	106,482
Bank of Chengdu Company, Ltd., Class A	15,000	26,179
Bank of China, Ltd., H Shares	8,347,000	3,139,234
Bank of Communications Company, Ltd., H Shares	2,736,000	1,616,978
Bank of Hangzhou Company, Ltd., A Shares	42,300	64,279
Bank of Jiangsu Company, Ltd., Class A	106,100	108,176
Bank of Nanjing Company, Ltd., Class A	69,400	80,231
Bank of Ningbo Company, Ltd., A Shares	73,615	220,551
Bank of Shanghai Company, Ltd., A Shares	130,200	116,063
Baoshan Iron & Steel Company, Ltd., A Shares	249,200	213,465
Beijing Kingsoft Office Software, Inc., Class A	1,712	51,082
Beijing Tongrentang Company, Ltd., Class A	2,700	16,442
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	14,739
BOE Technology Group Company, Ltd., A Shares	404,900	203,027
BYD Company, Ltd., H Shares	123,000	2,742,512
BYD Electronic International Company, Ltd.	42,500	145,432
Changchun High & New Technology Industry Group, Inc., A Shares	3,000	47,740
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	$14,322
China CITIC Bank Corp., Ltd., H Shares	1,681,000	832,194
China Coal Energy Company, Ltd., H Shares	343,000	375,590
China Construction Bank Corp., H Shares	9,361,000	5,556,307
China Eastern Airlines Corp., Ltd., H Shares (A)	210,000	52,116
China Energy Engineering Corp., Ltd., H Shares	724,000	63,905
China Everbright Bank Company, Ltd., H Shares	583,000	173,022
China Galaxy Securities Company, Ltd., H Shares	394,000	193,037
China Hongqiao Group, Ltd.	363,500	265,978
China International Capital Corp., Ltd., H Shares (B)	277,200	328,715
China Jushi Company, Ltd., Class A	37,400	47,821
China Life Insurance Company, Ltd., H Shares	910,000	1,045,355
China Longyuan Power Group Corp., Ltd., H Shares	647,000	388,171
China Mengniu Dairy Company, Ltd. (A)	360,000	793,936
China Merchants Bank Company, Ltd., H Shares	407,500	1,488,263
China Merchants Securities Company, Ltd., H Shares (B)(C)	108,340	80,937
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	55,100	67,306
China Minsheng Banking Corp., Ltd., H Shares	1,104,500	367,354
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	23,600	55,486
China Pacific Insurance Group Company, Ltd., H Shares	430,400	788,427
China Petroleum & Chemical Corp., H Shares	3,062,000	1,590,293
China Railway Signal & Communication Corp., Ltd., H Shares (B)	62,000	22,049
China Resources Microelectronics, Ltd., Class A	7,254	38,232
China Resources Mixc Lifestyle Services, Ltd. (B)	35,600	102,693
China Shenhua Energy Company, Ltd., H Shares	483,000	1,825,789
China Southern Airlines Company, Ltd., H Shares (A)(C)	166,000	61,369
China Tourism Group Duty Free Corp., Ltd., A Shares	11,200	124,503
China Tower Corp., Ltd., H Shares (B)	7,984,000	888,558
China Vanke Company, Ltd., H Shares	342,072	268,240
China Zheshang Bank Company, Ltd., H Shares	76,700	20,310
Chongqing Zhifei Biological Products Company, Ltd., A Shares	18,850	117,964
CITIC Securities Company, Ltd., H Shares	179,250	349,454
CITIC, Ltd.	718,000	690,698
CMOC Group, Ltd., H Shares	678,000	371,210
Contemporary Amperex Technology Company, Ltd., A Shares	20,060	423,550
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	48,000	44,640
COSCO SHIPPING Holdings Company, Ltd., H Shares	737,199	774,237
CSC Financial Company, Ltd., H Shares (B)	144,500	109,984
CSPC Pharmaceutical Group, Ltd.	1,851,840	1,359,757
10	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Daqin Railway Company, Ltd., Class A	43,500	$45,260
East Money Information Company, Ltd., A Shares	69,606	120,994
ENN Energy Holdings, Ltd.	167,500	1,238,479
ENN Natural Gas Company, Ltd., Class A	5,000	12,173
Eve Energy Company, Ltd., A Shares	12,900	62,492
Everbright Securities Company, Ltd., H Shares (B)	26,600	16,537
Flat Glass Group Company, Ltd., H Shares (C)	48,000	72,332
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,064	94,821
Foxconn Industrial Internet Company, Ltd., Class A	68,000	126,064
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	134,400	606,904
Ganfeng Lithium Group Company, Ltd., H Shares (B)	35,800	95,714
GD Power Development Company, Ltd., Class A	115,400	71,848
GF Securities Company, Ltd., H Shares	209,600	210,210
GigaDevice Semiconductor, Inc., Class A	2,200	19,152
GoerTek, Inc., A Shares	39,800	84,539
Gree Electric Appliances, Inc. of Zhuhai, A Shares	57,800	283,785
Guangdong Haid Group Company, Ltd., A Shares	11,800	62,126
Guangzhou Automobile Group Company, Ltd., H Shares	298,000	117,793
Guangzhou Tinci Materials Technology Company, Ltd., Class A	15,600	40,589
Guosen Securities Company, Ltd., Class A	26,900	30,086
Guotai Junan Securities Company, Ltd., H Shares (B)	151,400	168,109
H World Group, Ltd., ADR	10,462	332,378
Haidilao International Holding, Ltd. (B)	67,000	105,078
Haier Smart Home Company, Ltd., H Shares	427,400	1,205,561
Hainan Airlines Holding Company, Ltd., Class A (A)	95,500	18,223
Haitong Securities Company, Ltd., H Shares	444,400	204,655
Hangzhou First Applied Material Company, Ltd., Class A	11,248	35,610
Hangzhou Tigermed Consulting Company, Ltd., A Shares	5,200	29,406
Hansoh Pharmaceutical Group Company, Ltd. (B)	140,000	209,895
Henan Shuanghui Investment & Development Company, Ltd., A Shares	20,600	81,602
Hengli Petrochemical Company, Ltd., A Shares (A)	69,700	114,168
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	36,854
Huadong Medicine Company, Ltd., Class A	11,600	46,775
Huaneng Power International, Inc., H Shares (A)	322,000	181,652
Huatai Securities Company, Ltd., H Shares (B)	236,600	278,754
Huaxia Bank Company, Ltd., Class A	90,109	76,058
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Huayu Automotive Systems Company, Ltd., Class A	19,800	$44,787
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,300	39,097
Hundsun Technologies, Inc., Class A	6,770	19,840
Iflytek Company, Ltd., A Shares	14,700	78,623
Imeik Technology Development Company, Ltd., Class A	1,300	49,048
Industrial & Commercial Bank of China, Ltd., H Shares	6,853,000	3,348,807
Industrial Bank Company, Ltd., A Shares	161,200	353,180
Industrial Securities Company, Ltd., Class A	22,200	16,852
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	333,300	65,921
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	50,400	190,170
JA Solar Technology Company, Ltd., Class A	20,136	47,763
JCET Group Company, Ltd., Class A	7,300	22,857
JD Health International, Inc. (A)(B)	72,200	236,441
JD.com, Inc., ADR	79,219	1,786,388
Jiangsu Eastern Shenghong Company, Ltd., Class A	41,400	57,029
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	8,800	59,765
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	28,351	147,885
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,700	53,573
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	10,990	139,772
Jiangxi Copper Company, Ltd., H Shares	40,000	55,876
KE Holdings, Inc., ADR	63,509	899,923
Kuaishou Technology (A)(B)	98,600	493,173
Kweichow Moutai Company, Ltd., A Shares	6,600	1,475,358
Lenovo Group, Ltd.	1,668,000	1,743,268
Lens Technology Company, Ltd., A Shares	11,300	16,447
Li Auto, Inc., Class A (A)	65,900	893,588
Li Ning Company, Ltd.	289,500	614,756
Longfor Group Holdings, Ltd. (B)	300,500	330,974
Luxshare Precision Industry Company, Ltd., A Shares	59,700	211,957
Luzhou Laojiao Company, Ltd., A Shares	11,600	237,185
Mango Excellent Media Company, Ltd., A Shares	7,200	21,461
Maxscend Microelectronics Company, Ltd., Class A	1,200	15,434
Meituan, Class B (A)(B)	203,370	1,627,272
Metallurgical Corp. of China, Ltd., H Shares	305,000	59,695
Montage Technology Company, Ltd., Class A	3,406	21,443
Muyuan Foods Company, Ltd., A Shares	23,660	116,165
NARI Technology Company, Ltd., A Shares	50,652	148,226
NAURA Technology Group Company, Ltd., Class A	2,300	72,964
NetEase, Inc., ADR	33,701	3,290,566
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
New China Life Insurance Company, Ltd., H Shares	147,500	$263,405
New Hope Liuhe Company, Ltd., A Shares (A)	27,300	31,066
Ningbo Tuopu Group Company, Ltd., Class A	4,500	30,549
Ningxia Baofeng Energy Group Company, Ltd., Class A	54,300	100,892
NIO, Inc., Class A (A)(C)	156,470	882,705
Nongfu Spring Company, Ltd., H Shares (B)	149,000	807,208
Oppein Home Group, Inc., Class A	3,500	29,859
Orient Securities Company, Ltd., H Shares (B)(C)	93,200	36,244
PetroChina Company, Ltd., H Shares	2,776,000	2,006,383
PICC Property & Casualty Company, Ltd., H Shares	1,264,000	1,571,663
Ping An Bank Company, Ltd., A Shares	147,500	194,351
Ping An Insurance Group Company of China, Ltd., H Shares	675,000	2,823,563
Poly Developments and Holdings Group Company, Ltd., A Shares	133,500	177,391
Postal Savings Bank of China Company, Ltd., H Shares (B)	948,000	454,764
Rongsheng Petrochemical Company, Ltd., A Shares	109,050	143,840
SAIC Motor Corp., Ltd., Class A	48,400	92,155
Sanan Optoelectronics Company, Ltd., A Shares	14,900	22,849
Sany Heavy Industry Company, Ltd., A Shares	75,200	136,898
SDIC Power Holdings Company, Ltd., Class A	23,700	46,248
SF Holding Company, Ltd., A Shares	37,900	185,922
Shaanxi Coal Industry Company, Ltd., A Shares	108,900	366,764
Shandong Gold Mining Company, Ltd., H Shares (B)	71,720	103,306
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	23,600	80,140
Shanghai Baosight Software Company, Ltd., Class A	11,720	66,929
Shanghai Electric Group Company, Ltd., H Shares (A)	86,000	16,062
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	55,500	94,142
Shanghai International Airport Company, Ltd., A Shares (A)	16,700	76,992
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,300	44,204
Shanghai Pudong Development Bank Company, Ltd., Class A	221,000	210,240
Shanghai Putailai New Energy Technology Company, Ltd., Class A	12,070	27,672
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	9,845	274,402
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	194,400	33,572
Shenzhen Inovance Technology Company, Ltd., A Shares	16,550	128,997
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	9,000	336,368
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shenzhen Transsion Holdings Company, Ltd., Class A	2,621	$49,886
Shenzhou International Group Holdings, Ltd.	147,600	1,316,972
Sichuan Chuantou Energy Company, Ltd., Class A	20,500	44,343
Sichuan Road and Bridge Group Company, Ltd., Class A	40,040	44,727
Silergy Corp.	23,000	283,279
Sinopharm Group Company, Ltd., H Shares	106,400	279,705
Sungrow Power Supply Company, Ltd., A Shares	10,100	110,277
Sunny Optical Technology Group Company, Ltd.	117,400	717,113
TBEA Company, Ltd., Class A	56,330	110,235
TCL Technology Group Corp., A Shares (A)	147,220	83,047
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	20,975	35,934
Tencent Holdings, Ltd.	533,900	18,481,351
Tencent Music Entertainment Group, ADR (A)	61,762	580,563
The People’s Insurance Company Group of China, Ltd., H Shares	1,072,000	333,232
Tianqi Lithium Corp., H Shares (C)	7,200	31,730
Tingyi Cayman Islands Holding Corp.	318,000	315,671
Tongwei Company, Ltd., A Shares	45,300	147,013
Trina Solar Company, Ltd., Class A	5,955	19,160
Trip.com Group, Ltd., ADR (A)	62,421	2,282,112
Tsingtao Brewery Company, Ltd., H Shares	52,000	296,345
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	5,819	42,405
Unisplendour Corp., Ltd., Class A (A)	12,000	26,007
Vipshop Holdings, Ltd., ADR (A)	12,501	198,641
Wanhua Chemical Group Company, Ltd., A Shares	24,300	235,874
Weichai Power Company, Ltd., H Shares	365,000	644,344
Wens Foodstuffs Group Company, Ltd., Class A	31,400	82,179
Will Semiconductor Company, Ltd., A Shares	6,915	83,072
Wingtech Technology Company, Ltd., A Shares (A)	9,300	43,329
Wuliangye Yibin Company, Ltd., A Shares	25,400	446,827
WuXi AppTec Company, Ltd., H Shares (B)(C)	46,080	318,311
WuXi Biologics Cayman, Inc. (A)(B)	259,000	679,203
XCMG Construction Machinery Company, Ltd., Class A	45,200	35,445
Xinyi Solar Holdings, Ltd.	854,006	391,102
XPeng, Inc., Class A (A)(C)	96,100	397,689
Yankuang Energy Group Company, Ltd., H Shares	430,000	882,305
Yonyou Network Technology Company, Ltd., A Shares	17,600	27,431
Yum China Holdings, Inc.	86,129	2,979,202
Yunnan Baiyao Group Company, Ltd., A Shares	12,140	78,644
Yunnan Energy New Material Company, Ltd., A Shares	7,600	44,978
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	6,300	174,972
Zhejiang Chint Electrics Company, Ltd., Class A	23,400	60,753
12	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhejiang Dahua Technology Company, Ltd., Class A	9,600	$20,779
Zhejiang Huayou Cobalt Company, Ltd., A Shares	15,960	55,397
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	10,000	45,602
Zhongji Innolight Company, Ltd., Class A	1,400	20,046
Zhongsheng Group Holdings, Ltd.	91,000	152,962
Zijin Mining Group Company, Ltd., H Shares	1,228,000	1,819,085
ZTO Express Cayman, Inc., ADR	75,165	1,229,699
Hong Kong - 0.7%		4,279,981
China Resources Beer Holdings Company, Ltd.	266,000	957,869
China Resources Land, Ltd.	486,000	1,467,217
China Resources Power Holdings Company, Ltd.	260,000	525,504
Geely Automobile Holdings, Ltd.	907,000	856,268
Orient Overseas International, Ltd.	18,000	268,023
Want Want China Holdings, Ltd.	372,000	205,100
India - 22.8%		147,745,594
3M India, Ltd.	141	58,695
ABB India, Ltd.	3,687	206,896
Aditya Birla Capital, Ltd. (A)	42,218	86,933
AIA Engineering, Ltd.	885	43,427
Alkem Laboratories, Ltd.	4,076	245,361
APL Apollo Tubes, Ltd.	9,791	178,267
Apollo Hospitals Enterprise, Ltd.	12,918	983,475
Ashok Leyland, Ltd.	159,516	338,073
Asian Paints, Ltd.	52,637	1,878,721
Astral, Ltd.	13,984	309,027
AU Small Finance Bank, Ltd. (B)	34,131	261,807
Aurobindo Pharma, Ltd.	16,319	226,528
Avenue Supermarts, Ltd. (A)(B)	10,192	467,603
Axis Bank, Ltd.	290,967	3,740,285
Bajaj Auto, Ltd.	7,165	661,576
Bajaj Finance, Ltd.	20,934	1,730,783
Bajaj Finserv, Ltd.	25,642	501,145
Bajaj Holdings & Investment, Ltd.	4,999	502,707
Balkrishna Industries, Ltd.	10,041	297,686
Bandhan Bank, Ltd. (B)	132,778	365,507
Bank of Baroda	127,014	379,618
Bank of India	39,895	66,513
Berger Paints India, Ltd.	44,615	303,437
Bharat Electronics, Ltd.	623,546	1,398,485
Bharat Forge, Ltd.	12,612	187,562
Bharat Heavy Electricals, Ltd.	57,318	157,576
Bharat Petroleum Corp., Ltd.	177,182	1,071,600
Bharti Airtel, Ltd.	270,415	3,815,564
Bosch, Ltd.	859	243,401
Britannia Industries, Ltd.	15,417	960,382
Canara Bank	37,783	218,798
CG Power & Industrial Solutions, Ltd.	49,647	279,072
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Cholamandalam Investment and Finance Company, Ltd.	67,354	$962,736
Cipla, Ltd.	101,134	1,646,520
Coal India, Ltd.	426,148	2,083,433
Colgate-Palmolive India, Ltd.	16,679	517,178
Container Corp. of India, Ltd.	30,541	325,476
Cummins India, Ltd.	5,758	157,950
Dabur India, Ltd.	106,036	689,956
Dalmia Bharat, Ltd.	4,360	119,047
Divi’s Laboratories, Ltd.	13,290	585,412
DLF, Ltd.	85,236	818,040
Dr. Reddy’s Laboratories, Ltd.	24,380	1,796,711
Eicher Motors, Ltd.	14,280	660,549
Escorts Kubota, Ltd.	1,514	54,395
Federal Bank, Ltd.	97,734	173,239
GAIL India, Ltd.	467,494	972,213
GMR Airports Infrastructure, Ltd. (A)	92,646	86,852
Godrej Consumer Products, Ltd.	39,422	551,617
Godrej Properties, Ltd. (A)	9,459	269,889
Grasim Industries, Ltd.	53,269	1,385,547
Gujarat Fluorochemicals, Ltd.	1,957	86,558
Gujarat Gas, Ltd.	23,720	165,581
Havells India, Ltd.	39,160	611,329
HCL Technologies, Ltd.	129,741	2,454,094
HDFC Asset Management Company, Ltd. (B)	9,379	404,796
HDFC Bank, Ltd.	459,537	8,093,828
HDFC Life Insurance Company, Ltd. (B)	64,456	447,267
Hero MotoCorp, Ltd.	29,650	1,649,528
Hindalco Industries, Ltd.	263,247	1,836,845
Hindustan Aeronautics, Ltd.	29,807	1,080,024
Hindustan Petroleum Corp., Ltd. (A)	33,669	188,123
Hindustan Unilever, Ltd.	95,201	2,837,329
ICICI Bank, Ltd.	478,193	5,900,557
ICICI Lombard General Insurance Company, Ltd. (B)	24,074	436,220
ICICI Prudential Life Insurance Company, Ltd. (B)	28,209	170,829
IDFC First Bank, Ltd. (A)	183,267	185,598
Indian Bank	13,439	80,252
Indian Oil Corp., Ltd.	864,084	1,532,161
Indian Railway Catering & Tourism Corp, Ltd.	18,768	221,527
Indus Towers, Ltd. (A)	209,547	562,451
IndusInd Bank, Ltd.	43,073	797,598
Info Edge India, Ltd.	6,861	416,272
Infosys, Ltd.	333,602	6,655,469
InterGlobe Aviation, Ltd. (A)(B)	8,821	314,946
ITC, Ltd.	367,271	1,953,693
Jindal Stainless, Ltd.	18,623	128,868
Jindal Steel & Power, Ltd.	72,912	663,194
JSW Energy, Ltd.	44,972	272,831
JSW Steel, Ltd.	113,999	1,120,171
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Kotak Mahindra Bank, Ltd.	91,078	$2,003,209
L&T Technology Services, Ltd. (B)	3,181	213,206
Larsen & Toubro, Ltd.	76,558	3,208,211
Linde India, Ltd.	575	38,602
LTIMindtree, Ltd. (B)	8,140	531,272
Lupin, Ltd.	13,200	238,556
Macrotech Developers, Ltd. (B)	7,924	102,395
Mahindra & Mahindra Financial Services, Ltd.	32,768	114,312
Mahindra & Mahindra, Ltd.	145,408	2,901,025
Marico, Ltd.	82,785	527,152
Maruti Suzuki India, Ltd.	8,776	1,073,812
Max Healthcare Institute, Ltd.	40,808	387,226
Mphasis, Ltd.	8,786	274,021
MRF, Ltd.	230	393,724
Muthoot Finance, Ltd.	26,825	449,518
Nestle India, Ltd.	44,110	1,331,633
NHPC, Ltd.	258,634	283,257
NMDC, Ltd.	204,119	540,753
NTPC, Ltd.	907,798	3,473,504
Oberoi Realty, Ltd.	8,986	143,484
Oil & Natural Gas Corp., Ltd.	702,286	2,140,844
Oracle Financial Services Software, Ltd.	941	73,892
Page Industries, Ltd.	552	248,568
PB Fintech, Ltd. (A)	4,879	58,870
Persistent Systems, Ltd.	3,745	375,667
Petronet LNG, Ltd.	181,194	586,497
PI Industries, Ltd.	5,763	234,292
Pidilite Industries, Ltd.	19,884	606,741
Polycab India, Ltd.	4,168	217,726
Power Finance Corp., Ltd.	135,500	724,706
Power Grid Corp. of India, Ltd.	941,752	2,947,378
Procter & Gamble Hygiene & Health Care, Ltd.	1,445	299,253
Punjab National Bank	262,890	362,470
REC, Ltd.	127,050	763,199
Reliance Industries, Ltd.	305,540	10,485,907
Samvardhana Motherson International, Ltd.	350,282	478,959
SBI Cards & Payment Services, Ltd.	24,799	214,413
SBI Life Insurance Company, Ltd. (B)	30,772	520,996
Schaeffler India, Ltd.	2,957	111,272
Shree Cement, Ltd.	1,000	342,109
Shriram Finance, Ltd.	29,699	883,706
Siemens, Ltd.	9,171	457,425
Solar Industries India, Ltd.	1,874	145,621
Sona Blw Precision Forgings, Ltd. (B)	17,531	130,738
SRF, Ltd.	15,632	436,684
State Bank of India	235,047	1,815,843
Steel Authority of India, Ltd.	229,173	338,335
Sun Pharmaceutical Industries, Ltd.	73,877	1,258,806
Supreme Industries, Ltd.	4,671	233,989
Suzlon Energy, Ltd. (A)	361,943	200,271
Tata Communications, Ltd.	12,166	254,597
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Tata Consultancy Services, Ltd.	98,411	$4,507,930
Tata Consumer Products, Ltd.	61,095	823,244
Tata Elxsi, Ltd.	3,243	296,871
Tata Motors, Ltd.	214,196	2,282,178
Tata Steel, Ltd.	1,676,758	2,745,002
Tech Mahindra, Ltd.	130,472	2,089,594
The Indian Hotels Company, Ltd.	46,666	276,336
The Tata Power Company, Ltd.	186,525	875,420
Titan Company, Ltd.	44,443	1,978,786
Torrent Pharmaceuticals, Ltd.	13,380	404,419
Trent, Ltd.	19,151	712,261
Tube Investments of India, Ltd.	9,932	466,427
TVS Motor Company, Ltd.	14,194	341,237
UltraTech Cement, Ltd.	7,888	963,634
Union Bank of India, Ltd.	90,735	152,748
United Breweries, Ltd.	7,188	156,733
United Spirits, Ltd.	30,918	404,477
UNO Minda, Ltd.	10,317	85,474
UPL, Ltd.	121,472	787,324
Varun Beverages, Ltd.	53,004	814,427
Vedanta, Ltd.	361,200	1,196,986
Wipro, Ltd.	172,769	992,378
Zomato, Ltd. (A)	289,840	485,837
Zydus Lifesciences, Ltd.	47,580	436,016
Indonesia - 2.3%		15,127,103
Adaro Energy Indonesia Tbk PT	2,382,600	362,373
Aneka Tambang Tbk	1,004,700	98,687
Astra International Tbk PT	2,649,000	860,337
Bank Central Asia Tbk PT	5,142,500	3,112,223
Bank Mandiri Persero Tbk PT	5,827,000	2,455,612
Bank Negara Indonesia Persero Tbk PT	2,735,500	996,776
Bank Rakyat Indonesia Persero Tbk PT	5,968,650	2,155,976
Barito Pacific Tbk PT	2,540,650	170,665
Bumi Resources Tbk PT (A)	5,004,700	28,861
Chandra Asri Petrochemical Tbk PT	516,100	176,612
Charoen Pokphand Indonesia Tbk PT	760,500	215,909
Dayamitra Telekomunikasi PT	1,309,400	56,425
Gudang Garam Tbk PT	82,400	102,869
Indah Kiat Pulp & Paper Tbk PT	315,000	156,202
Indofood CBP Sukses Makmur Tbk PT	227,600	169,835
Indofood Sukses Makmur Tbk PT	834,000	336,930
Indosat Tbk PT	290,900	176,513
Kalbe Farma Tbk PT	2,072,200	198,290
Mayora Indah Tbk PT	692,500	103,129
Merdeka Copper Gold Tbk PT (A)	1,463,589	250,424
PT Tower Bersama Infrastructure Tbk	259,300	32,043
Sarana Menara Nusantara Tbk PT	3,324,600	187,509
Semen Indonesia Persero Tbk PT	621,546	244,207
Sumber Alfaria Trijaya Tbk PT	1,959,600	329,084
Telkom Indonesia Persero Tbk PT	6,176,400	1,549,971
14	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
United Tractors Tbk PT	364,800	$530,555
Vale Indonesia Tbk PT	281,700	69,086
Ireland - 0.7%		4,293,535
PDD Holdings, Inc., ADR (A)	33,842	4,293,535
Malaysia - 1.9%		12,010,012
Axiata Group BHD	450,995	260,299
CELCOMDIGI BHD	410,300	368,663
CIMB Group Holdings BHD	730,624	962,323
Dialog Group BHD	445,700	172,438
Genting BHD	400,200	399,354
Genting Malaysia BHD	471,200	268,973
HAP Seng Consolidated BHD	71,000	70,099
Hong Leong Bank BHD	73,600	298,757
Hong Leong Financial Group BHD	47,400	164,547
IHH Healthcare BHD	224,200	289,137
IOI Corp. BHD	383,700	323,671
Kuala Lumpur Kepong BHD	72,175	339,055
Malayan Banking BHD	651,822	1,276,083
Maxis BHD	249,000	200,042
MISC BHD	165,500	257,172
Mr. DIY Group M BHD (B)	109,500	31,947
Nestle Malaysia BHD	6,100	154,112
Petronas Chemicals Group BHD	187,100	267,794
Petronas Dagangan BHD	61,800	278,819
Petronas Gas BHD	77,700	291,416
PPB Group BHD	100,500	307,237
Press Metal Aluminium Holdings BHD	405,700	406,558
Public Bank BHD	1,554,900	1,443,131
QL Resources BHD	42,600	52,507
RHB Bank BHD	423,948	501,926
Sime Darby BHD	617,200	317,082
Sime Darby Plantation BHD	317,238	296,447
Telekom Malaysia BHD	202,670	253,659
Tenaga Nasional BHD	625,400	1,417,397
Westports Holdings BHD	179,500	144,207
YTL Power International BHD	224,600	195,160
Mexico - 3.2%		20,465,260
America Movil SAB de CV (A)	2,311,488	2,090,036
Arca Continental SAB de CV	47,864	545,313
Cemex SAB de CV (A)	2,313,788	1,922,375
Coca-Cola Femsa SAB de CV	40,700	387,628
El Puerto de Liverpool SAB de CV, Series C1	25,256	177,529
Fibra Uno Administracion SA de CV	312,040	531,043
Fomento Economico Mexicano SAB de CV	169,548	2,300,751
Gruma SAB de CV, Class B	20,635	386,857
Grupo Aeroportuario del Pacifico SAB de CV, Series B	46,228	721,324
Grupo Aeroportuario del Sureste SAB de CV, Series B	21,289	620,976
Grupo Bimbo SAB de CV, Series A (C)	166,200	757,289
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Grupo Carso SAB de CV, Series A1 (C)	53,504	$502,097
Grupo Elektra SAB de CV (C)	4,481	301,047
Grupo Financiero Banorte SAB de CV, Series O	281,004	2,863,294
Grupo Financiero Inbursa SAB de CV, Series O (A)	352,140	1,043,165
Grupo Mexico SAB de CV, Series B	450,808	2,328,648
Industrias Penoles SAB de CV (A)(C)	13,100	172,412
Kimberly-Clark de Mexico SAB de CV, Class A	175,000	398,183
Wal-Mart de Mexico SAB de CV	583,540	2,415,293
Netherlands - 0.1%		392,067
NEPI Rockcastle NV (A)	57,836	392,067
Philippines - 1.0%		6,737,380
Aboitiz Equity Ventures, Inc.	388,280	334,516
Aboitiz Power Corp.	278,500	187,992
ACEN Corp.	598,140	45,157
Ayala Corp.	30,830	371,855
Ayala Land, Inc.	714,700	432,921
Bank of the Philippine Islands	452,661	889,321
BDO Unibank, Inc.	335,646	864,529
Globe Telecom, Inc.	5,619	173,476
International Container Terminal Services, Inc.	101,550	438,345
JG Summit Holdings, Inc.	365,243	248,491
Jollibee Foods Corp.	57,060	257,452
Manila Electric Company	48,270	310,396
Metropolitan Bank & Trust Company	407,682	413,512
PLDT, Inc.	15,180	342,996
San Miguel Corp.	58,310	111,866
SM Investments Corp.	31,705	506,875
SM Prime Holdings, Inc.	816,400	496,700
Universal Robina Corp.	157,010	310,980
Poland - 1.1%		7,058,713
Allegro.eu SA (A)(B)	28,327	216,087
Bank Polska Kasa Opieki SA	31,104	1,206,459
CD Projekt SA	1,622	42,655
Cyfrowy Polsat SA (A)	28,905	78,917
Dino Polska SA (A)(B)	5,964	649,674
ING Bank Slaski SA (A)	1,751	110,778
KGHM Polska Miedz SA	16,911	477,416
LPP SA	152	594,155
mBank SA (A)	682	91,465
ORLEN SA	86,097	1,354,398
PGE Polska Grupa Energetyczna SA (A)	131,387	279,451
Powszechna Kasa Oszczednosci Bank Polski SA	86,419	1,106,490
Powszechny Zaklad Ubezpieczen SA	47,295	574,208
Santander Bank Polska SA	2,262	276,560
Russia - 0.0%		239,609
Gazprom PJSC, ADR (A)(D)	551,670	60,684
LUKOIL PJSC, ADR (A)(D)	472	925
MMC Norilsk Nickel PJSC, ADR (A)(D)	94,236	51,830
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Russia (continued)
Novatek PJSC, GDR (A)(D)	5,960	$29,621
Novolipetsk Steel PJSC, GDR (A)(D)	6,243	4,308
Novolipetsk Steel PJSC, GDR (London Stock Exchange) (A)(D)	174	120
Sberbank of Russia PJSC, ADR (A)(D)	263,203	92,121
Saudi Arabia - 3.9%		25,017,722
ACWA Power Company	4,664	298,488
Al Rajhi Bank	173,071	3,876,687
Alinma Bank	102,201	1,129,632
Almarai Company JSC	30,998	471,984
Arabian Drilling Company	1,077	48,191
Arabian Internet & Communications Services Company	1,901	166,270
Bank AlBilad	34,392	409,025
Bank Al-Jazira (A)	42,146	226,796
Banque Saudi Fransi	69,573	742,092
Bupa Arabia for Cooperative Insurance Company	2,871	158,169
Dar Al Arkan Real Estate Development Company (A)	37,367	129,535
Dr Sulaiman Al Habib Medical Services Group Company	10,376	802,389
Elm Company	2,557	615,027
Etihad Etisalat Company	86,382	1,200,102
Jarir Marketing Company	77,896	316,561
Mouwasat Medical Services Company	10,786	341,691
Nahdi Medical Company	1,786	66,961
Power & Water Utility Company for Jubail & Yanbu	7,205	119,119
Riyad Bank	164,411	1,245,106
SABIC Agri-Nutrients Company	29,029	992,378
Sahara International Petrochemical Company	67,454	566,598
Saudi Arabian Mining Company (A)	108,867	1,347,012
Saudi Aramco Base Oil Company	2,686	104,572
Saudi Awwal Bank	43,390	415,954
Saudi Basic Industries Corp.	79,828	1,658,249
Saudi Electricity Company	99,072	500,895
Saudi Industrial Investment Group	33,044	179,226
Saudi Kayan Petrochemical Company (A)	137,969	337,739
Saudi Research & Media Group (A)	1,102	61,123
Saudi Tadawul Group Holding Company	2,325	128,461
Saudi Telecom Company	198,766	2,162,516
The Company for Cooperative Insurance	3,943	129,117
The Saudi Investment Bank	46,381	192,940
The Saudi National Bank	290,856	3,148,917
The Savola Group	25,667	307,654
Yanbu National Petrochemical Company	41,070	420,546
South Africa - 3.3%		21,677,256
Absa Group, Ltd.	100,080	881,409
Anglo American Platinum, Ltd.	6,808	291,735
Aspen Pharmacare Holdings, Ltd.	44,875	468,276
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Bid Corp., Ltd.	39,413	$962,356
Capitec Bank Holdings, Ltd.	12,085	1,298,250
Clicks Group, Ltd. (C)	33,626	544,091
Discovery, Ltd.	86,210	642,122
Exxaro Resources, Ltd.	32,490	327,140
FirstRand, Ltd.	673,550	2,459,709
Gold Fields, Ltd.	110,988	1,657,711
Impala Platinum Holdings, Ltd.	138,212	544,488
Investec, Ltd.	37,265	248,250
Kumba Iron Ore, Ltd.	6,693	199,008
MTN Group, Ltd.	114,289	587,092
Naspers, Ltd., N Shares	13,635	2,299,954
Nedbank Group, Ltd.	82,321	962,689
Northam Platinum Holdings, Ltd.	51,278	347,749
Old Mutual, Ltd.	262,027	175,401
OUTsurance Group, Ltd.	28,840	64,894
Pepkor Holdings, Ltd. (B)	130,017	134,919
Sanlam, Ltd.	325,662	1,250,731
Sasol, Ltd.	70,412	621,674
Shoprite Holdings, Ltd.	60,260	879,628
Sibanye Stillwater, Ltd.	547,585	673,634
Standard Bank Group, Ltd.	166,602	1,789,211
The Bidvest Group, Ltd.	39,356	522,306
Vodacom Group, Ltd.	87,869	441,075
Woolworths Holdings, Ltd.	107,714	401,754
South Korea - 12.6%		81,931,215
AMOREPACIFIC Corp. (A)	2,692	238,007
AMOREPACIFIC Group (A)	4,214	77,672
Celltrion, Inc.	11,832	1,593,085
CJ CheilJedang Corp.	1,821	398,406
CosmoAM&T Company, Ltd. (A)	1,377	137,530
Coway Company, Ltd. (A)	10,490	434,644
DB Insurance Company, Ltd. (A)	7,983	525,760
Doosan Bobcat, Inc.	4,861	185,386
Doosan Enerbility Company, Ltd. (A)	25,509	295,103
Ecopro BM Company, Ltd. (A)	4,393	702,735
Ecopro Company, Ltd. (A)	1,013	381,018
F&F Company, Ltd. (A)	1,567	83,243
GS Holdings Corp.	14,217	493,198
Hana Financial Group, Inc.	61,974	2,219,576
Hanjin Kal Corp. (A)	1,916	104,798
Hankook Tire & Technology Company, Ltd. (A)	13,907	534,544
Hanmi Pharm Company, Ltd.	186	45,153
Hanmi Semiconductor Company, Ltd.	1,612	70,898
Hanon Systems	24,819	115,666
Hanwha Aerospace Company, Ltd. (A)	2,246	232,400
Hanwha Ocean Company, Ltd. (A)	3,274	53,845
HD Hyundai Company, Ltd.	8,087	432,632
HD Hyundai Heavy Industries Company, Ltd.	918	78,480
16	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	7,667	$652,010
HLB, Inc. (A)	2,793	141,884
HMM Company, Ltd. (A)	36,006	520,403
HYBE Company, Ltd.	1,153	174,075
Hyundai Autoever Corp.	325	36,039
Hyundai Engineering & Construction Company, Ltd. (A)	13,805	358,404
Hyundai Glovis Company, Ltd. (A)	4,749	622,336
Hyundai Mobis Company, Ltd.	7,738	1,217,533
Hyundai Motor Company	18,854	2,749,027
Hyundai Steel Company	11,850	297,438
Industrial Bank of Korea (A)	58,699	550,640
Kakao Corp. (A)	21,164	832,510
KakaoBank Corp. (A)	9,853	201,541
Kangwon Land, Inc. (A)	10,809	121,562
KB Financial Group, Inc.	47,260	2,004,208
Kia Corp.	36,168	2,788,512
Korea Aerospace Industries, Ltd. (A)	4,046	153,091
Korea Electric Power Corp.	44,736	662,669
Korea Investment Holdings Company, Ltd. (A)	7,733	355,753
Korea Zinc Company, Ltd.	1,381	489,944
Korean Air Lines Company, Ltd. (A)	30,681	517,231
KT&G Corp.	11,406	774,273
Kum Yang Company, Ltd. (A)	1,077	63,023
Kumho Petrochemical Company, Ltd. (A)	3,169	296,326
L&F Company, Ltd. (A)	1,568	168,590
LG Chem, Ltd. (A)	3,292	1,071,722
LG Corp. (A)	23,134	1,421,337
LG Display Company, Ltd.	41,184	359,490
LG Electronics, Inc.	24,302	1,702,497
LG Energy Solution, Ltd. (A)	1,989	567,796
LG H&H Company, Ltd. (A)	928	211,028
LG Innotek Company, Ltd.	1,718	245,861
LG Uplus Corp.	69,735	534,514
Lotte Chemical Corp. (A)	3,566	349,212
Lotte Corp. (A)	7,603	165,487
Macquarie Korea Infrastructure Fund	25,256	235,784
Meritz Financial Group, Inc. (A)	10,956	562,309
Mirae Asset Securities Company, Ltd. (A)	45,627	269,048
NAVER Corp.	9,213	1,384,038
NCSoft Corp. (A)	1,631	242,087
Netmarble Corp. (A)(B)	3,247	141,835
Orion Corp.	3,015	207,152
Pearl Abyss Corp. (A)	2,259	55,432
POSCO Future M Company, Ltd.	2,212	420,142
POSCO Holdings, Inc.	7,802	2,490,280
Posco International Corp.	5,219	205,686
Samsung Biologics Company, Ltd. (A)(B)	1,027	646,372
Samsung C&T Corp. (A)	11,426	1,181,424
Samsung Card Company, Ltd. (A)	4,572	113,045
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung Electro-Mechanics Company, Ltd. (A)	7,535	$788,136
Samsung Electronics Company, Ltd.	480,301	26,162,576
Samsung Engineering Company, Ltd. (A)	15,711	262,507
Samsung Fire & Marine Insurance Company, Ltd. (A)	7,267	1,437,447
Samsung Heavy Industries Company, Ltd. (A)	80,273	439,663
Samsung Life Insurance Company, Ltd.	14,066	730,359
Samsung SDI Company, Ltd.	4,175	1,165,240
Samsung SDS Company, Ltd.	4,000	455,550
Shinhan Financial Group Company, Ltd.	69,061	2,113,769
SK Biopharmaceuticals Company, Ltd. (A)	1,519	105,846
SK Bioscience Company, Ltd. (A)	1,469	69,892
SK Hynix, Inc.	32,176	3,247,374
SK IE Technology Company, Ltd. (A)(B)	1,907	106,020
SK Innovation Company, Ltd. (A)	6,950	609,782
SK Telecom Company, Ltd.	21,977	826,618
SK, Inc.	5,035	692,258
SKC Company, Ltd. (A)	987	56,795
S-Oil Corp.	7,988	408,782
Woori Financial Group, Inc.	117,157	1,218,401
Yuhan Corp. (A)	1,529	67,821
Taiwan - 18.0%		116,524,076
Accton Technology Corp.	75,000	1,267,592
Acer, Inc.	162,000	238,346
Advantech Company, Ltd.	56,981	614,422
Airtac International Group	14,743	442,768
Alchip Technologies, Ltd.	4,000	498,411
ASE Technology Holding Company, Ltd.	654,000	2,841,707
Asia Cement Corp.	469,000	595,625
Asia Vital Components Company, Ltd.	18,000	244,700
ASMedia Technology, Inc.	3,000	178,278
ASPEED Technology, Inc.	2,000	197,128
Asustek Computer, Inc.	117,000	1,665,314
AUO Corp. (A)	1,240,600	729,310
Catcher Technology Company, Ltd.	125,000	776,770
Cathay Financial Holding Company, Ltd. (A)	1,150,513	1,622,874
Chailease Holding Company, Ltd.	208,665	1,160,009
Chang Hwa Commercial Bank, Ltd.	1,183,367	661,637
Cheng Shin Rubber Industry Company, Ltd.	373,000	541,633
China Airlines, Ltd.	542,000	353,258
China Development Financial Holding Corp. (A)	3,225,159	1,241,655
China Steel Corp.	1,543,000	1,239,842
Chroma ATE, Inc.	16,000	102,494
Chunghwa Telecom Company, Ltd.	383,000	1,456,157
Compal Electronics, Inc.	768,000	879,656
CTBC Financial Holding Company, Ltd.	2,433,000	2,211,500
Delta Electronics, Inc.	132,000	1,180,850
E Ink Holdings, Inc.	50,000	332,274
E.Sun Financial Holding Company, Ltd.	1,928,455	1,524,921
Eclat Textile Company, Ltd.	24,000	419,432
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Elite Material Company, Ltd.	17,000	$250,387
eMemory Technology, Inc.	6,000	536,750
Eva Airways Corp.	482,000	486,628
Evergreen Marine Corp. Taiwan, Ltd.	192,000	923,210
Far Eastern New Century Corp.	706,000	696,989
Far EasTone Telecommunications Company, Ltd.	309,000	794,725
Feng TAY Enterprise Company, Ltd.	111,601	577,625
First Financial Holding Company, Ltd.	2,045,858	1,738,680
Formosa Chemicals & Fibre Corp.	495,000	895,126
Formosa Petrochemical Corp.	212,000	505,286
Formosa Plastics Corp.	529,000	1,218,579
Fubon Financial Holding Company, Ltd.	1,010,830	2,083,054
Giant Manufacturing Company, Ltd.	21,797	124,308
Gigabyte Technology Company, Ltd.	16,000	157,958
Global Unichip Corp.	7,000	345,533
Globalwafers Company, Ltd.	43,000	795,444
Gold Circuit Electronics, Ltd.	19,000	139,012
Hiwin Technologies Corp.	37,845	266,007
Hon Hai Precision Industry Company, Ltd.	1,180,800	3,866,899
Hotai Motor Company, Ltd.	24,820	502,752
Hua Nan Financial Holdings Company, Ltd.	1,883,097	1,299,538
Innolux Corp. (A)	1,429,381	746,669
Inventec Corp.	545,000	955,942
Largan Precision Company, Ltd.	12,000	954,648
Lite-On Technology Corp.	418,000	1,449,001
Lotes Company, Ltd.	4,000	126,264
MediaTek, Inc.	152,000	4,691,193
Mega Financial Holding Company, Ltd.	1,435,843	1,727,168
Micro-Star International Company, Ltd.	131,000	761,737
momo.com, Inc.	9,812	136,681
Nan Ya Plastics Corp.	680,000	1,323,088
Nan Ya Printed Circuit Board Corp.	35,000	253,838
Nanya Technology Corp.	199,000	436,790
Nien Made Enterprise Company, Ltd.	13,000	139,347
Novatek Microelectronics Corp.	106,000	1,730,571
Oneness Biotech Company, Ltd.	17,617	97,373
Pegatron Corp.	395,000	1,043,675
PharmaEssentia Corp. (A)	11,307	113,794
Phison Electronics Corp.	11,000	185,562
Polaris Group (A)	11,000	24,847
Pou Chen Corp.	462,000	466,436
President Chain Store Corp.	98,000	826,595
Quanta Computer, Inc.	203,000	1,601,974
Realtek Semiconductor Corp.	65,000	975,016
Ruentex Development Company, Ltd. (A)	134,250	153,339
Shin Kong Financial Holding Company, Ltd. (A)	2,785,140	747,462
Sino-American Silicon Products, Inc.	93,000	570,488
SinoPac Financial Holdings Company, Ltd.	2,289,890	1,404,683
Synnex Technology International Corp.	124,000	285,244
TA Chen Stainless Pipe	272,180	322,621
Taishin Financial Holding Company, Ltd.	2,291,961	1,255,839
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Taiwan Business Bank	449,680	$191,799
Taiwan Cement Corp.	1,026,117	1,045,804
Taiwan Cooperative Financial Holding Company, Ltd.	1,314,885	1,069,149
Taiwan High Speed Rail Corp.	406,000	383,306
Taiwan Mobile Company, Ltd.	227,000	710,746
Taiwan Semiconductor Manufacturing Company, Ltd.	1,503,000	30,156,505
Tatung Company, Ltd. (A)	109,000	152,707
Teco Electric & Machinery Company, Ltd.	95,000	139,771
The Shanghai Commercial & Savings Bank, Ltd.	596,265	843,928
Tripod Technology Corp.	25,000	149,763
Unimicron Technology Corp.	241,000	1,355,165
Uni-President Enterprises Corp.	510,000	1,179,699
United Microelectronics Corp.	1,625,000	2,543,970
Vanguard International Semiconductor Corp.	158,000	371,028
Voltronic Power Technology Corp.	8,000	342,497
Walsin Lihwa Corp.	275,000	311,027
Wan Hai Lines, Ltd.	161,950	253,019
Winbond Electronics Corp.	335,105	291,214
Wistron Corp.	239,000	874,311
Wiwynn Corp.	19,000	1,335,485
Yageo Corp.	58,469	1,031,163
Yang Ming Marine Transport Corp.	338,000	516,727
Yuanta Financial Holding Company, Ltd.	2,331,798	2,015,212
Zhen Ding Technology Holding, Ltd.	102,000	329,143
Thailand - 1.9%		12,503,947
Advanced Info Service PCL, NVDR	133,100	821,617
Airports of Thailand PCL, NVDR	296,800	499,860
Asset World Corp. PCL, NVDR	866,100	97,162
B Grimm Power PCL, NVDR	91,500	71,570
Bangkok Bank PCL, NVDR	69,800	277,410
Bangkok Dusit Medical Services PCL, NVDR	314,700	243,936
Bangkok Expressway & Metro PCL, NVDR	881,600	182,644
Bank of Ayudhya PCL, NVDR	185,600	139,942
Berli Jucker PCL, NVDR	194,800	130,132
BTS Group Holdings PCL, NVDR	995,100	168,293
Bumrungrad Hospital PCL, NVDR	47,400	320,654
Carabao Group PCL, NVDR	41,500	88,024
Central Pattana PCL, NVDR	174,000	317,567
Central Retail Corp. PCL, NVDR	421,200	394,754
Charoen Pokphand Foods PCL, NVDR	621,700	325,942
CP ALL PCL, NVDR	302,000	444,775
Delta Electronics Thailand PCL, NVDR	362,400	804,425
Electricity Generating PCL, NVDR	41,900	155,305
Energy Absolute PCL, NVDR	257,700	288,734
Global Power Synergy PCL, NVDR	104,886	145,603
Gulf Energy Development PCL, NVDR	363,440	445,624
Home Product Center PCL, NVDR	513,200	151,888
Indorama Ventures PCL, NVDR	332,500	221,182
Intouch Holdings PCL, NVDR	75,000	155,909
18	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Kasikornbank PCL, NVDR	75,700	$256,050
Krung Thai Bank PCL, NVDR	420,400	188,411
Krungthai Card PCL, NVDR	134,000	165,246
Land & Houses PCL, NVDR	535,300	115,427
Minor International PCL, NVDR	399,929	343,819
Muangthai Capital PCL, NVDR	95,800	114,763
Osotspa PCL, NVDR	105,600	61,912
PTT Exploration & Production PCL, NVDR	284,600	1,203,298
PTT Global Chemical PCL, NVDR	239,800	226,434
PTT Oil & Retail Business PCL, NVDR	279,300	140,919
PTT PCL, NVDR	1,359,400	1,293,207
SCB X PCL, NVDR	100,900	295,782
SCG Packaging PCL, NVDR	109,700	97,401
Thai Beverage PCL	1,054,800	414,390
Thai Oil PCL, NVDR	167,761	258,894
The Siam Cement PCL, NVDR	37,800	287,675
TMBThanachart Bank PCL, NVDR	2,920,785	147,367
Turkey - 0.7%		4,400,586
Akbank TAS	416,519	542,749
Arcelik AS	5,998	27,990
Aselsan Elektronik Sanayi Ve Ticaret AS	74,396	124,059
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,841	26,580
BIM Birlesik Magazalar AS	31,823	399,570
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (A)	977	19,705
Coca-Cola Icecek AS	2,842	50,108
Enka Insaat ve Sanayi AS	183,333	225,118
Eregli Demir ve Celik Fabrikalari TAS (A)	140,631	199,935
Ford Otomotiv Sanayi AS	7,675	223,087
Hektas Ticaret TAS (A)	11,016	6,469
KOC Holding AS	140,142	742,184
Koza Altin Isletmeleri AS	37,100	25,382
Oyak Cimento Fabrikalari AS (A)	14,790	30,756
Pegasus Hava Tasimaciligi AS (A)	1,919	47,589
Tofas Turk Otomobil Fabrikasi AS	4,684	38,035
Turk Hava Yollari AO (A)	33,657	302,529
Turk Traktor ve Ziraat Makineleri AS	1,238	32,945
Turkcell Iletisim Hizmetleri AS	148,850	336,266
Turkiye Is Bankasi AS, Class C	393,956	332,884
Turkiye Petrol Rafinerileri AS	75,943	375,410
Turkiye Sise ve Cam Fabrikalari AS	62,124	100,933
Yapi ve Kredi Bankasi AS	264,402	190,303
United Kingdom - 0.0%		50,300
Pepco Group NV (A)	9,107	50,300
United States - 0.1%		911,113
BeiGene, Ltd., ADR (A)	4,224	626,124
Parade Technologies, Ltd.	8,000	284,989
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

PREFERRED SECURITIES - 2.1%		$13,150,754
(Cost $13,056,448)
Brazil - 2.0%		12,676,507
Banco Bradesco SA	544,647	$1,691,998
Centrais Eletricas Brasileiras SA, B Shares	33,860	314,129
Cia Energetica de Minas Gerais	193,459	451,043
Cia Paranaense de Energia, B Shares	161,000	330,074
Gerdau SA	237,080	1,009,525
Itau Unibanco Holding SA	439,650	2,916,704
Petroleo Brasileiro SA	716,900	5,868,856
Raizen SA	121,500	94,178
Chile - 0.1%		474,247

Sociedad Quimica y Minera de Chile SA, B Shares	10,968	474,247

RIGHTS - 0.0%		$16,040
(Cost $0)
LG Display Company, Ltd. (Expiration Date: 2-7-24) (A)(E)	13,092	15,499
Localiza Rent a Car SA (Expiration Date: 2-6-24; Strike Price: BRL 45.35) (A)	297	541

SHORT-TERM INVESTMENTS - 0.5%		$3,222,243
(Cost $3,222,146)
Short-term funds - 0.5%		3,222,243
John Hancock Collateral Trust, 5.3658% (F)(G)	144,189	1,442,110

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3001% (F)	1,780,133	1,780,133
Total investments (Multifactor Emerging Markets ETF) (Cost $612,656,819) - 101.1%		$654,250,514
Other assets and liabilities, net - (1.1%)		(6,804,087)
Total net assets - 100.0%		$647,446,427

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $2,917,223. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,649,720 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 1-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	19

The fund had the following sector composition as a percentage of total investments on 1-31-24:
Financials	23.7%
Information technology	20.0%
Consumer discretionary	11.4%
Materials	9.0%
Communication services	7.9%
Energy	7.0%
Industrials	6.6%
Consumer staples	6.5%
Utilities	3.3%
Health care	3.0%
Real estate	1.1%
Short-term investments	0.5%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 1-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$808,956,131
(Cost $677,958,645)
Communication services – 6.9%		55,668,240
Diversified telecommunication services – 0.7%
AT&T, Inc.	111,101	1,965,377
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	78,436	3,321,765
Entertainment – 1.0%
Electronic Arts, Inc.	8,645	1,189,379
Endeavor Group Holdings, Inc., Class A	2,410	59,648
Live Nation Entertainment, Inc. (B)	4,328	384,543
Netflix, Inc. (B)	4,422	2,494,494
ROBLOX Corp., Class A (B)	1,024	39,741
Roku, Inc. (B)	2,290	201,657
Spotify Technology SA (B)	1,557	335,300
Take-Two Interactive Software, Inc. (B)	4,599	758,513
The Walt Disney Company	22,470	2,158,244
TKO Group Holdings, Inc.	406	33,978
Warner Brothers Discovery, Inc. (B)	63,360	634,867
Warner Music Group Corp., Class A	3,419	124,759
Interactive media and services – 3.9%
Alphabet, Inc., Class A (B)	104,264	14,607,386
Alphabet, Inc., Class C (B)	21,214	3,008,145
Match Group, Inc. (B)	6,208	238,263
Meta Platforms, Inc., Class A (B)	33,641	13,124,700
Pinterest, Inc., Class A (B)	8,574	321,268
Snap, Inc., Class A (B)	13,643	216,787
ZoomInfo Technologies, Inc. (B)	3,207	51,440
Media – 1.1%
Charter Communications, Inc., Class A (B)	1,831	678,770
Comcast Corp., Class A	81,270	3,782,306
Fox Corp., Class A	12,221	394,738
Fox Corp., Class B	4,858	145,789
Liberty Broadband Corp., Series A (B)	489	38,054
Liberty Broadband Corp., Series C (B)	6,434	504,747
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
News Corp., Class A	13,861	$341,535
News Corp., Class B	4,189	107,113
Omnicom Group, Inc.	11,093	1,002,585
Paramount Global, Class A	239	5,576
Paramount Global, Class B	16,554	241,523
Sirius XM Holdings, Inc. (C)	26,612	135,455
The Interpublic Group of Companies, Inc.	21,765	718,027
The New York Times Company, Class A	1,400	67,984
The Trade Desk, Inc., Class A (B)	10,524	720,157
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,388	1,513,627
Consumer discretionary – 10.2%		82,723,933
Automobile components – 0.3%
Aptiv PLC (B)	8,456	687,726
Autoliv, Inc.	3,728	399,343
BorgWarner, Inc.	9,810	332,559
Gentex Corp.	9,657	319,936
Lear Corp.	3,237	430,197
Automobiles – 0.7%
Ford Motor Company	73,680	863,530
General Motors Company	26,275	1,019,470
Rivian Automotive, Inc., Class A (B)(C)	6,091	93,253
Tesla, Inc. (B)	20,729	3,882,334
Broadline retail – 2.4%
Amazon.com, Inc. (B)	116,582	18,093,526
eBay, Inc.	24,358	1,000,383
Etsy, Inc. (B)	3,101	206,403
Distributors – 0.2%
Genuine Parts Company	7,167	1,005,028
LKQ Corp.	10,647	496,895
Pool Corp.	1,385	514,181
Diversified consumer services – 0.1%
Service Corp. International	8,465	568,171
Hotels, restaurants and leisure – 2.4%
Airbnb, Inc., Class A (B)	1,658	238,984
Aramark	10,549	306,765
Booking Holdings, Inc. (B)	509	1,785,302
Caesars Entertainment, Inc. (B)	5,720	250,936
Carnival Corp. (B)	23,778	394,239
Chipotle Mexican Grill, Inc. (B)	629	1,515,116
Choice Hotels International, Inc.	351	42,513
Churchill Downs, Inc.	2,194	265,408
Darden Restaurants, Inc.	6,179	1,004,582
Domino’s Pizza, Inc.	1,194	508,907
DoorDash, Inc., Class A (B)	3,745	390,229
DraftKings, Inc., Class A (B)	7,704	300,841
Expedia Group, Inc. (B)	5,168	766,569
Hilton Worldwide Holdings, Inc.	7,848	1,498,654
20	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp., Class A	1,532	$196,663
Las Vegas Sands Corp.	7,665	374,972
Light & Wonder, Inc. (B)	1,512	121,535
Marriott International, Inc., Class A	5,632	1,350,159
McDonald’s Corp.	9,628	2,818,308
MGM Resorts International (B)	15,081	654,063
Norwegian Cruise Line Holdings, Ltd. (B)	4,327	77,021
Royal Caribbean Cruises, Ltd. (B)	8,263	1,053,533
Starbucks Corp.	15,825	1,472,200
Texas Roadhouse, Inc.	1,466	184,306
Vail Resorts, Inc.	1,756	389,832
Wynn Resorts, Ltd.	3,097	292,450
Yum! Brands, Inc.	7,850	1,016,497
Household durables – 1.0%
D.R. Horton, Inc.	15,069	2,153,511
Garmin, Ltd.	5,582	666,993
Lennar Corp., A Shares	10,369	1,553,795
Lennar Corp., B Shares	482	66,878
Mohawk Industries, Inc. (B)	2,597	270,737
NVR, Inc. (B)	181	1,280,627
PulteGroup, Inc.	11,152	1,166,053
Tempur Sealy International, Inc.	2,283	113,899
Toll Brothers, Inc.	1,223	121,505
TopBuild Corp. (B)	450	166,109
Whirlpool Corp.	2,920	319,798
Leisure products – 0.1%
Hasbro, Inc.	6,161	301,581
Mattel, Inc. (B)	9,747	174,374
Polaris, Inc.	968	87,081
Specialty retail – 2.4%
AutoNation, Inc. (B)	790	110,331
AutoZone, Inc. (B)	389	1,074,469
Bath & Body Works, Inc.	5,828	248,622
Best Buy Company, Inc.	14,068	1,019,789
Burlington Stores, Inc. (B)	2,285	436,778
CarMax, Inc. (B)	7,579	539,473
Carvana Company (B)(C)	499	21,487
Chewy, Inc., Class A (B)	1,283	22,863
Dick’s Sporting Goods, Inc.	2,766	412,328
Five Below, Inc. (B)	1,676	300,775
Floor & Decor Holdings, Inc., Class A (B)	3,252	327,021
Lithia Motors, Inc.	1,066	314,310
Lowe’s Companies, Inc.	8,134	1,731,241
O’Reilly Automotive, Inc. (B)	1,257	1,285,974
Penske Automotive Group, Inc.	545	80,862
RH (B)	555	140,681
Ross Stores, Inc.	13,664	1,916,786
The Home Depot, Inc.	12,412	4,380,940
The TJX Companies, Inc.	19,719	1,871,530
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	6,605	$1,483,483
Ulta Beauty, Inc. (B)	2,651	1,330,935
Wayfair, Inc., Class A (B)	453	22,763
Williams-Sonoma, Inc.	3,586	693,497
Textiles, apparel and luxury goods – 0.6%
Deckers Outdoor Corp. (B)	1,153	869,051
Lululemon Athletica, Inc. (B)	3,639	1,651,451
NIKE, Inc., Class B	18,659	1,894,448
Ralph Lauren Corp.	1,245	178,869
Skechers USA, Inc., Class A (B)	1,911	119,323
Tapestry, Inc.	11,280	437,551
VF Corp.	10,926	179,842
Consumer staples – 6.0%		48,512,942
Beverages – 1.2%
Brown-Forman Corp., Class A	1,989	112,120
Brown-Forman Corp., Class B	8,169	448,478
Celsius Holdings, Inc. (B)	1,737	86,676
Constellation Brands, Inc., Class A	4,344	1,064,628
Keurig Dr. Pepper, Inc.	12,889	405,230
Molson Coors Beverage Company, Class B	7,203	445,073
Monster Beverage Corp. (B)	15,627	859,798
PepsiCo, Inc.	19,576	3,299,143
The Coca-Cola Company	51,642	3,072,183
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	8,475	179,840
BJ’s Wholesale Club Holdings, Inc. (B)	2,902	186,715
Casey’s General Stores, Inc.	907	246,124
Costco Wholesale Corp.	5,909	4,106,046
Dollar General Corp.	6,613	873,379
Dollar Tree, Inc. (B)	9,708	1,268,059
Performance Food Group Company (B)	4,093	297,479
Sysco Corp.	14,761	1,194,608
Target Corp.	10,474	1,456,724
The Kroger Company	42,166	1,945,539
U.S. Foods Holding Corp. (B)	8,665	398,677
Walgreens Boots Alliance, Inc.	19,929	449,798
Walmart, Inc.	25,394	4,196,359
Food products – 1.2%
Archer-Daniels-Midland Company	14,520	807,022
Bunge Global SA	6,330	557,610
Campbell Soup Company	9,110	406,579
Conagra Brands, Inc.	18,218	531,055
Darling Ingredients, Inc. (B)	4,900	212,170
General Mills, Inc.	17,219	1,117,685
Hormel Foods Corp.	9,874	299,873
Kellanova	10,847	593,982
Lamb Weston Holdings, Inc.	5,438	557,069
McCormick & Company, Inc.	10,104	688,689
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Mondelez International, Inc., Class A	23,319	$1,755,221
The Hershey Company	3,571	691,131
The J.M. Smucker Company	4,040	531,462
The Kraft Heinz Company	17,686	656,681
Tyson Foods, Inc., Class A	10,423	570,763
WK Kellogg Company	2,711	35,216
Household products – 1.1%
Church & Dwight Company, Inc.	8,958	894,456
Colgate-Palmolive Company	13,758	1,158,424
Kimberly-Clark Corp.	6,115	739,732
The Clorox Company	5,404	784,931
The Procter & Gamble Company	33,633	5,285,090
Personal care products – 0.1%
Coty, Inc., Class A (B)	5,118	61,825
e.l.f. Beauty, Inc. (B)	343	54,719
The Estee Lauder Companies, Inc., Class A	3,027	399,534
Tobacco – 0.3%
Altria Group, Inc.	25,287	1,014,514
Philip Morris International, Inc.	16,674	1,514,833
Energy – 4.3%		35,269,255
Energy equipment and services – 0.3%
Baker Hughes Company	24,620	701,670
ChampionX Corp.	1,297	35,551
Halliburton Company	24,916	888,255
Noble Corp. PLC	974	42,983
NOV, Inc.	7,979	155,670
Schlumberger, Ltd.	17,207	837,981
TechnipFMC PLC	4,369	84,496
Oil, gas and consumable fuels – 4.0%
Antero Resources Corp. (B)	2,760	61,658
APA Corp.	7,075	221,660
Cheniere Energy, Inc.	6,243	1,023,790
Chesapeake Energy Corp.	3,198	246,598
Chevron Corp.	24,617	3,629,284
Civitas Resources, Inc.	1,563	101,298
ConocoPhillips	21,990	2,460,021
Coterra Energy, Inc.	26,870	668,526
Devon Energy Corp.	13,542	569,035
Diamondback Energy, Inc.	7,813	1,201,171
EOG Resources, Inc.	15,041	1,711,515
EQT Corp.	9,081	321,467
Exxon Mobil Corp.	57,494	5,910,958
Hess Corp.	6,721	944,502
HF Sinclair Corp.	3,326	187,886
Kinder Morgan, Inc.	60,075	1,016,469
Marathon Oil Corp.	29,448	672,887
Marathon Petroleum Corp.	15,145	2,508,012
Matador Resources Company	2,541	139,475
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	2,476	$95,821
New Fortress Energy, Inc. (C)	336	11,165
Occidental Petroleum Corp.	19,502	1,122,730
ONEOK, Inc.	14,584	995,358
Ovintiv, Inc.	6,398	271,403
Permian Resources Corp.	1,491	20,099
Phillips 66	10,761	1,552,920
Pioneer Natural Resources Company	4,456	1,024,122
Range Resources Corp.	2,907	84,419
Southwestern Energy Company (B)	20,758	133,889
Targa Resources Corp.	5,979	507,976
Texas Pacific Land Corp.	154	225,045
The Williams Companies, Inc.	22,290	772,571
Valero Energy Corp.	15,183	2,108,919
Financials – 14.7%		119,033,062
Banks – 3.3%
Bank of America Corp.	98,222	3,340,530
Citigroup, Inc.	35,548	1,996,731
Citizens Financial Group, Inc.	19,314	631,568
Comerica, Inc.	6,661	350,235
East West Bancorp, Inc.	5,770	420,114
Fifth Third Bancorp	34,025	1,165,016
First Citizens BancShares, Inc., Class A	388	585,880
First Horizon Corp.	16,176	230,346
Huntington Bancshares, Inc.	52,474	667,994
JPMorgan Chase & Co.	43,722	7,623,368
KeyCorp	44,494	646,498
M&T Bank Corp.	5,926	818,381
New York Community Bancorp, Inc.	11,940	77,252
Regions Financial Corp.	51,948	969,869
The PNC Financial Services Group, Inc.	8,349	1,262,452
Truist Financial Corp.	28,500	1,056,210
U.S. Bancorp	26,515	1,101,433
Webster Financial Corp.	3,939	194,902
Wells Fargo & Company	65,498	3,286,690
Capital markets – 3.5%
Ameriprise Financial, Inc.	5,565	2,152,709
Ares Management Corp., Class A	4,116	500,012
BlackRock, Inc.	1,619	1,253,608
Cboe Global Markets, Inc.	1,194	219,517
CME Group, Inc.	4,616	950,157
Coinbase Global, Inc., Class A (B)	1,158	148,456
FactSet Research Systems, Inc.	1,475	701,982
Franklin Resources, Inc.	12,230	325,685
Houlihan Lokey, Inc.	559	66,957
Interactive Brokers Group, Inc., Class A	1,114	98,868
Intercontinental Exchange, Inc.	10,077	1,283,104
Invesco, Ltd.	11,862	187,775
Jefferies Financial Group, Inc.	4,737	193,080
22	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
KKR & Company, Inc.	9,833	$851,341
LPL Financial Holdings, Inc.	3,052	730,008
MarketAxess Holdings, Inc.	1,265	285,270
Moody’s Corp.	3,611	1,415,656
Morgan Stanley	25,059	2,186,147
Morningstar, Inc.	831	232,098
MSCI, Inc.	1,627	973,955
Nasdaq, Inc.	13,413	774,869
Northern Trust Corp.	8,809	701,549
Raymond James Financial, Inc.	8,237	907,553
Robinhood Markets, Inc., Class A (B)	10,777	115,745
S&P Global, Inc.	4,542	2,036,406
SEI Investments Company	6,145	388,610
State Street Corp.	13,279	980,920
Stifel Financial Corp.	1,596	116,428
T. Rowe Price Group, Inc.	7,612	825,521
The Bank of New York Mellon Corp.	28,823	1,598,524
The Blackstone Group, Inc.	7,720	960,754
The Carlyle Group, Inc.	3,721	148,914
The Charles Schwab Corp.	21,703	1,365,553
The Goldman Sachs Group, Inc.	5,739	2,203,833
Tradeweb Markets, Inc., Class A	2,108	201,082
Consumer finance – 0.9%
Ally Financial, Inc.	23,352	856,551
American Express Company	10,407	2,089,101
Capital One Financial Corp.	14,990	2,028,447
Discover Financial Services	13,814	1,457,653
Synchrony Financial	25,397	987,181
Financial services – 3.4%
Apollo Global Management, Inc.	9,838	987,735
Berkshire Hathaway, Inc., Class B (B)	21,586	8,283,412
Block, Inc. (B)	6,779	440,703
Corebridge Financial, Inc.	2,594	62,697
Equitable Holdings, Inc.	16,842	550,565
Fidelity National Information Services, Inc.	9,201	572,854
Fiserv, Inc. (B)	9,812	1,392,028
FleetCor Technologies, Inc. (B)	3,238	938,793
Global Payments, Inc.	7,750	1,032,533
Jack Henry & Associates, Inc.	2,968	492,183
Mastercard, Inc., Class A	11,952	5,369,197
PayPal Holdings, Inc. (B)	13,380	820,863
Rocket Companies, Inc., Class A (B)	1,625	20,004
Toast, Inc., Class A (B)	2,977	52,901
Visa, Inc., Class A	22,526	6,155,455
Voya Financial, Inc.	1,286	93,068
WEX, Inc. (B)	1,463	299,023
Insurance – 3.6%
Aflac, Inc.	16,240	1,369,682
American Financial Group, Inc.	3,171	381,788
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	29,933	$2,080,643
Aon PLC, Class A	4,206	1,255,197
Arch Capital Group, Ltd. (B)	14,247	1,174,380
Arthur J. Gallagher & Company	6,214	1,442,642
Assurant, Inc.	1,703	286,019
Brown & Brown, Inc.	8,726	676,789
Chubb, Ltd.	6,208	1,520,960
Cincinnati Financial Corp.	5,946	658,817
CNA Financial Corp.	1,120	49,358
Erie Indemnity Company, Class A	919	317,818
Everest Group, Ltd.	1,648	634,431
Fidelity National Financial, Inc.	12,924	646,588
Globe Life, Inc.	4,600	564,972
Kinsale Capital Group, Inc.	312	124,042
Loews Corp.	11,387	829,657
Markel Group, Inc. (B)	464	694,808
Marsh & McLennan Companies, Inc.	8,008	1,552,271
MetLife, Inc.	13,034	903,517
Old Republic International Corp.	7,952	222,974
Primerica, Inc.	636	148,926
Principal Financial Group, Inc.	13,161	1,041,035
Prudential Financial, Inc.	14,648	1,537,015
Reinsurance Group of America, Inc.	2,781	483,588
RenaissanceRe Holdings, Ltd.	612	140,044
The Allstate Corp.	10,952	1,700,298
The Hartford Financial Services Group, Inc.	19,396	1,686,676
The Progressive Corp.	7,510	1,338,658
The Travelers Companies, Inc.	9,302	1,966,071
Unum Group	4,742	229,228
W.R. Berkley Corp.	9,420	771,310
Willis Towers Watson PLC	4,514	1,111,798
Health care – 12.2%		99,092,639
Biotechnology – 2.0%
AbbVie, Inc.	22,064	3,627,322
Alnylam Pharmaceuticals, Inc. (B)	2,388	412,909
Amgen, Inc.	9,303	2,923,561
Biogen, Inc. (B)	4,997	1,232,560
BioMarin Pharmaceutical, Inc. (B)	5,763	507,605
Exact Sciences Corp. (B)	3,721	243,353
Exelixis, Inc. (B)	3,278	71,329
Gilead Sciences, Inc.	25,321	1,981,621
Incyte Corp. (B)	4,878	286,680
Karuna Therapeutics, Inc. (B)	264	82,743
Moderna, Inc. (B)	5,631	569,013
Neurocrine Biosciences, Inc. (B)	2,165	302,602
Regeneron Pharmaceuticals, Inc. (B)	1,994	1,879,903
Sarepta Therapeutics, Inc. (B)	1,081	128,628
United Therapeutics Corp. (B)	1,209	259,669
Vertex Pharmaceuticals, Inc. (B)	4,258	1,845,332
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 2.5%
Abbott Laboratories	24,873	$2,814,380
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (B)	1,256	335,754
Baxter International, Inc.	12,928	500,184
Becton, Dickinson and Company	5,429	1,296,499
Boston Scientific Corp. (B)	23,390	1,479,651
Dentsply Sirona, Inc.	7,885	274,004
DexCom, Inc. (B)	8,138	987,546
Edwards Lifesciences Corp. (B)	11,352	890,791
GE HealthCare Technologies, Inc.	10,159	745,264
Hologic, Inc. (B)	11,791	877,722
IDEXX Laboratories, Inc. (B)	2,558	1,317,575
Inspire Medical Systems, Inc. (B)	120	25,304
Insulet Corp. (B)	1,379	263,210
Intuitive Surgical, Inc. (B)	4,104	1,552,215
Medtronic PLC	17,159	1,502,099
Penumbra, Inc. (B)	391	98,606
ResMed, Inc.	5,359	1,019,282
Shockwave Medical, Inc. (B)	322	72,853
STERIS PLC	3,231	707,427
Stryker Corp.	4,616	1,548,576
Teleflex, Inc.	1,556	377,843
The Cooper Companies, Inc.	1,776	662,501
Zimmer Biomet Holdings, Inc.	7,457	936,599
Health care providers and services – 3.0%
Acadia Healthcare Company, Inc. (B)	829	68,094
agilon health, Inc. (B)	2,596	15,290
Cardinal Health, Inc.	10,596	1,156,977
Cencora, Inc.	6,076	1,413,764
Centene Corp. (B)	16,024	1,206,767
Chemed Corp.	326	193,250
CVS Health Corp.	22,823	1,697,347
DaVita, Inc. (B)	2,803	303,172
Elevance Health, Inc.	4,504	2,222,454
Encompass Health Corp.	1,446	102,724
HCA Healthcare, Inc.	4,309	1,313,814
Henry Schein, Inc. (B)	7,024	525,676
Humana, Inc.	3,467	1,310,734
Laboratory Corp. of America Holdings	4,824	1,072,375
McKesson Corp.	2,829	1,414,189
Molina Healthcare, Inc. (B)	2,573	917,120
Quest Diagnostics, Inc.	7,287	935,869
R1 RCM, Inc. (B)	1,880	19,251
Tenet Healthcare Corp. (B)	1,100	91,014
The Cigna Corp.	5,417	1,630,246
UnitedHealth Group, Inc.	12,024	6,153,162
Universal Health Services, Inc., Class B	3,889	617,612
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	2,630	545,488
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 1.6%
Agilent Technologies, Inc.	8,672	$1,128,227
Avantor, Inc. (B)	19,221	441,891
Bio-Rad Laboratories, Inc., Class A (B)	725	232,645
Bio-Techne Corp.	4,178	293,797
Bruker Corp.	3,625	259,224
Charles River Laboratories International, Inc. (B)	1,779	384,762
Danaher Corp.	8,827	2,117,686
Illumina, Inc. (B)	2,610	373,256
IQVIA Holdings, Inc. (B)	6,337	1,319,554
Medpace Holdings, Inc. (B)	249	72,603
Mettler-Toledo International, Inc. (B)	925	1,107,401
Repligen Corp. (B)	1,107	209,666
Revvity, Inc.	4,771	511,356
Thermo Fisher Scientific, Inc.	5,671	3,056,556
Waters Corp. (B)	2,538	806,348
West Pharmaceutical Services, Inc.	2,405	897,137
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Company	35,425	1,731,220
Catalent, Inc. (B)	5,471	282,522
Eli Lilly & Company	11,449	7,391,589
Jazz Pharmaceuticals PLC (B)	2,251	276,243
Johnson & Johnson	35,681	5,669,711
Merck & Company, Inc.	35,692	4,310,880
Pfizer, Inc.	92,793	2,512,834
Royalty Pharma PLC, Class A	7,834	222,407
Viatris, Inc.	37,406	440,269
Zoetis, Inc.	7,761	1,457,593
Industrials – 12.0%		97,271,547
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (B)	1,075	267,740
Curtiss-Wright Corp.	418	93,034
General Dynamics Corp.	4,696	1,244,393
HEICO Corp.	1,134	203,655
HEICO Corp., Class A	1,961	277,423
Howmet Aerospace, Inc.	15,330	862,466
Huntington Ingalls Industries, Inc.	1,800	466,056
L3Harris Technologies, Inc.	4,529	943,934
Lockheed Martin Corp.	3,692	1,585,382
Northrop Grumman Corp.	2,388	1,066,863
RTX Corp.	24,984	2,276,542
Textron, Inc.	10,750	910,633
The Boeing Company (B)	6,489	1,369,439
TransDigm Group, Inc.	1,144	1,250,026
Woodward, Inc.	544	74,947
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	6,035	507,483
Expeditors International of Washington, Inc.	7,519	949,875
FedEx Corp.	5,380	1,298,140
GXO Logistics, Inc. (B)	1,209	65,745
24	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	9,512	$1,349,753
Building products – 1.2%
A.O. Smith Corp.	4,944	383,704
Advanced Drainage Systems, Inc.	1,849	241,147
Allegion PLC	4,791	593,557
Builders FirstSource, Inc. (B)	6,714	1,166,423
Carlisle Companies, Inc.	2,589	813,619
Carrier Global Corp.	24,849	1,359,489
Fortune Brands Innovations, Inc.	6,120	474,851
Johnson Controls International PLC	20,539	1,082,200
Lennox International, Inc.	1,306	559,177
Masco Corp.	9,497	639,053
Owens Corning	5,273	799,018
Trane Technologies PLC	5,780	1,456,849
Trex Company, Inc. (B)	847	69,014
Commercial services and supplies – 0.8%
Cintas Corp.	2,071	1,252,064
Clean Harbors, Inc. (B)	909	152,676
Copart, Inc. (B)	18,908	908,340
MSA Safety, Inc.	292	48,189
Republic Services, Inc.	6,311	1,079,938
Rollins, Inc.	8,959	388,014
Tetra Tech, Inc.	1,174	185,703
Veralto Corp.	2,946	225,929
Vestis Corp.	5,267	112,714
Waste Management, Inc.	11,116	2,063,463
Construction and engineering – 0.2%
AECOM	4,605	406,115
EMCOR Group, Inc.	885	201,877
MasTec, Inc. (B)	852	55,951
Quanta Services, Inc.	4,699	911,841
WillScot Mobile Mini Holdings Corp. (B)	5,507	260,481
Electrical equipment – 0.9%
AMETEK, Inc.	8,889	1,440,462
Eaton Corp. PLC	6,762	1,663,993
Emerson Electric Company	13,349	1,224,504
Generac Holdings, Inc. (B)	1,425	161,980
Hubbell, Inc.	2,153	722,482
NEXTracker, Inc., Class A (B)	4,217	190,904
nVent Electric PLC	2,148	128,966
Regal Rexnord Corp.	1,552	207,130
Rockwell Automation, Inc.	4,875	1,234,740
Vertiv Holdings Company	4,752	267,680
Ground transportation – 1.2%
Avis Budget Group, Inc.	500	81,855
CSX Corp.	48,706	1,738,804
J.B. Hunt Transport Services, Inc.	4,769	958,474
Knight-Swift Transportation Holdings, Inc.	5,463	313,467
Norfolk Southern Corp.	6,570	1,545,527
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
Old Dominion Freight Line, Inc.	2,402	$939,230
Saia, Inc. (B)	427	192,398
Uber Technologies, Inc. (B)	16,918	1,104,238
U-Haul Holding Company (B)(C)	386	25,576
U-Haul Holding Company, Series N	3,525	225,142
Union Pacific Corp.	10,592	2,583,707
XPO, Inc. (B)	1,247	106,544
Industrial conglomerates – 0.6%
3M Company	10,224	964,634
General Electric Company	12,816	1,697,095
Honeywell International, Inc.	10,421	2,107,751
Machinery – 2.7%
AGCO Corp.	2,133	260,930
Caterpillar, Inc.	9,671	2,904,298
Cummins, Inc.	6,134	1,467,866
Deere & Company	5,306	2,088,335
Donaldson Company, Inc.	1,912	123,496
Dover Corp.	7,018	1,051,156
Fortive Corp.	12,081	944,493
Graco, Inc.	5,593	477,083
IDEX Corp.	2,828	598,122
Illinois Tool Works, Inc.	6,788	1,770,989
Ingersoll Rand, Inc.	13,169	1,051,676
ITT, Inc.	1,290	155,806
Lincoln Electric Holdings, Inc.	2,267	503,773
Nordson Corp.	1,730	435,476
Otis Worldwide Corp.	11,296	999,018
PACCAR, Inc.	18,802	1,887,533
Parker-Hannifin Corp.	3,257	1,512,877
Pentair PLC	6,291	460,312
Snap-on, Inc.	2,343	679,306
Stanley Black & Decker, Inc.	6,627	618,299
The Middleby Corp. (B)	1,769	249,553
The Toro Company	3,878	358,637
Wabtec Corp.	6,095	801,919
Xylem, Inc.	6,822	767,066
Passenger airlines – 0.1%
American Airlines Group, Inc. (B)	5,831	82,975
Delta Air Lines, Inc.	6,656	260,516
Southwest Airlines Company	7,033	210,216
United Airlines Holdings, Inc. (B)	4,216	174,458
Professional services – 1.3%
Automatic Data Processing, Inc.	6,722	1,652,133
Booz Allen Hamilton Holding Corp.	5,646	794,787
Broadridge Financial Solutions, Inc.	4,444	907,465
CACI International, Inc., Class A (B)	370	127,180
Ceridian HCM Holding, Inc. (B)	4,247	295,251
Equifax, Inc.	4,649	1,135,937
Genpact, Ltd.	6,798	244,048
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Jacobs Solutions, Inc.	1,867	$251,616
KBR, Inc.	2,527	131,682
Leidos Holdings, Inc.	5,556	613,771
Paychex, Inc.	7,821	952,050
Paycom Software, Inc.	1,511	287,453
Paylocity Holding Corp. (B)	970	153,658
Robert Half, Inc.	5,127	407,802
SS&C Technologies Holdings, Inc.	8,661	528,494
TransUnion	6,720	464,957
Verisk Analytics, Inc.	5,620	1,357,399
Trading companies and distributors – 0.9%
Core & Main, Inc., Class A (B)	1,085	44,821
Fastenal Company	21,620	1,475,133
Ferguson PLC	2,727	512,294
SiteOne Landscape Supply, Inc. (B)	455	70,320
United Rentals, Inc.	4,233	2,647,318
W.W. Grainger, Inc.	2,167	1,940,852
Watsco, Inc.	1,082	423,040
WESCO International, Inc.	1,001	173,694
Information technology – 23.4%		189,245,805
Communications equipment – 0.9%
Arista Networks, Inc. (B)	6,918	1,789,548
Cisco Systems, Inc.	66,924	3,358,246
F5, Inc. (B)	2,535	465,680
Juniper Networks, Inc.	15,469	571,734
Motorola Solutions, Inc.	3,516	1,123,362
Ubiquiti, Inc.	190	23,891
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	18,749	1,895,524
Arrow Electronics, Inc. (B)	4,216	468,608
CDW Corp.	5,300	1,201,616
Cognex Corp.	5,127	185,290
Corning, Inc.	34,416	1,118,176
Flex, Ltd. (B)	24,171	573,820
Jabil, Inc.	5,524	692,102
Keysight Technologies, Inc. (B)	7,520	1,152,515
TD SYNNEX Corp.	913	91,282
TE Connectivity, Ltd.	10,515	1,495,128
Teledyne Technologies, Inc. (B)	1,534	641,933
Trimble, Inc. (B)	9,033	459,418
Zebra Technologies Corp., Class A (B)	1,993	477,423
IT services – 1.8%
Accenture PLC, Class A	9,492	3,453,949
Akamai Technologies, Inc. (B)	6,821	840,552
Amdocs, Ltd.	6,500	595,920
Cloudflare, Inc., Class A (B)	4,711	372,405
Cognizant Technology Solutions Corp., Class A	17,924	1,382,299
EPAM Systems, Inc. (B)	1,612	448,313
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Gartner, Inc. (B)	3,250	$1,486,680
Globant SA (B)	994	234,395
GoDaddy, Inc., Class A (B)	4,320	460,771
IBM Corp.	16,845	3,093,753
MongoDB, Inc. (B)	1,232	493,441
Okta, Inc. (B)	3,130	258,695
Snowflake, Inc., Class A (B)	2,273	444,690
Twilio, Inc., Class A (B)	3,665	257,759
VeriSign, Inc. (B)	3,404	676,988
Semiconductors and semiconductor equipment – 6.6%
Advanced Micro Devices, Inc. (B)	21,616	3,624,787
Allegro MicroSystems, Inc. (B)	1,077	27,937
Analog Devices, Inc.	9,043	1,739,511
Applied Materials, Inc.	17,105	2,810,352
Broadcom, Inc.	6,206	7,323,080
Enphase Energy, Inc. (B)	3,241	337,485
Entegris, Inc.	4,979	586,028
First Solar, Inc. (B)	3,213	470,062
GLOBALFOUNDRIES, Inc. (B)(C)	1,747	96,050
Intel Corp.	70,219	3,025,035
KLA Corp.	4,049	2,405,268
Lam Research Corp.	3,340	2,756,068
Lattice Semiconductor Corp. (B)	3,083	187,631
Marvell Technology, Inc.	23,466	1,588,648
Microchip Technology, Inc.	20,503	1,746,446
Micron Technology, Inc.	20,840	1,787,030
Monolithic Power Systems, Inc.	1,320	795,590
NVIDIA Corp.	19,907	12,248,180
NXP Semiconductors NV	4,938	1,039,795
ON Semiconductor Corp. (B)	14,084	1,001,795
Qorvo, Inc. (B)	4,519	450,725
Qualcomm, Inc.	19,688	2,923,865
Skyworks Solutions, Inc.	7,416	774,675
SolarEdge Technologies, Inc. (B)	1,343	89,310
Teradyne, Inc.	7,209	696,317
Texas Instruments, Inc.	15,448	2,473,534
Universal Display Corp.	448	76,057
Software – 8.5%
Adobe, Inc. (B)	5,175	3,197,012
ANSYS, Inc. (B)	3,069	1,006,110
AppLovin Corp., Class A (B)	1,944	79,957
Aspen Technology, Inc. (B)	1,158	222,324
Atlassian Corp., Class A (B)	1,711	427,356
Autodesk, Inc. (B)	3,474	881,736
Bentley Systems, Inc., Class B	3,635	183,204
BILL Holdings, Inc. (B)	1,722	134,402
Cadence Design Systems, Inc. (B)	5,886	1,697,876
Confluent, Inc., Class A (B)	1,719	38,437
Crowdstrike Holdings, Inc., Class A (B)	3,050	892,125
26	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Datadog, Inc., Class A (B)	4,081	$507,840
DocuSign, Inc. (B)	2,804	170,820
Dolby Laboratories, Inc., Class A	2,101	174,761
Dropbox, Inc., Class A (B)	7,434	235,509
Dynatrace, Inc. (B)	4,819	274,683
Fair Isaac Corp. (B)	881	1,056,169
Fortinet, Inc. (B)	14,152	912,662
Gen Digital, Inc.	24,723	580,496
Gitlab, Inc., Class A (B)	1,023	72,746
Guidewire Software, Inc. (B)	828	92,471
HubSpot, Inc. (B)	1,047	639,717
Intuit, Inc.	3,993	2,520,901
Manhattan Associates, Inc. (B)	1,959	475,175
Microsoft Corp.	92,623	36,825,049
Nutanix, Inc., Class A (B)	1,295	72,779
Oracle Corp.	21,239	2,372,396
Palantir Technologies, Inc., Class A (B)	21,415	344,567
Palo Alto Networks, Inc. (B)	4,298	1,454,916
Procore Technologies, Inc. (B)	1,314	93,806
PTC, Inc. (B)	3,588	648,172
Roper Technologies, Inc.	2,245	1,205,565
Salesforce, Inc. (B)	10,902	3,064,443
Samsara, Inc., Class A (B)	1,921	60,319
ServiceNow, Inc. (B)	1,935	1,481,049
Splunk, Inc. (B)	3,479	533,574
Synopsys, Inc. (B)	3,669	1,956,861
Tyler Technologies, Inc. (B)	1,438	607,915
UiPath, Inc., Class A (B)	5,133	117,956
Unity Software, Inc. (B)	3,632	117,677
Workday, Inc., Class A (B)	2,833	824,601
Zoom Video Communications, Inc., Class A (B)	3,186	205,847
Zscaler, Inc. (B)	1,594	375,658
Technology hardware, storage and peripherals – 4.3%
Apple, Inc.	161,632	29,804,941
Dell Technologies, Inc., Class C	6,881	570,297
Hewlett Packard Enterprise Company	45,950	702,576
HP, Inc.	34,496	990,380
NetApp, Inc.	11,458	999,138
Pure Storage, Inc., Class A (B)	4,519	180,715
Seagate Technology Holdings PLC	8,160	699,149
Super Micro Computer, Inc. (B)	581	307,703
Western Digital Corp. (B)	13,731	786,100
Materials – 3.8%		31,012,876
Chemicals – 2.1%
Air Products & Chemicals, Inc.	4,393	1,123,334
Albemarle Corp.	3,781	433,832
Celanese Corp.	4,830	706,581
CF Industries Holdings, Inc.	9,278	700,582
Corteva, Inc.	19,398	882,221
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Dow, Inc.	26,828	$1,437,981
DuPont de Nemours, Inc.	15,078	931,820
Eastman Chemical Company	6,211	518,929
Ecolab, Inc.	5,007	992,488
FMC Corp.	5,168	290,442
International Flavors & Fragrances, Inc.	7,619	614,701
Linde PLC	6,093	2,466,629
LyondellBasell Industries NV, Class A	12,361	1,163,417
Olin Corp.	4,999	260,298
PPG Industries, Inc.	9,317	1,314,070
RPM International, Inc.	5,279	563,058
The Mosaic Company	15,276	469,126
The Sherwin-Williams Company	5,673	1,726,748
Westlake Corp.	1,651	228,416
Construction materials – 0.3%
Martin Marietta Materials, Inc.	2,292	1,165,299
Vulcan Materials Company	4,669	1,055,241
Containers and packaging – 0.6%
Amcor PLC	57,089	538,349
AptarGroup, Inc.	2,395	311,063
Avery Dennison Corp.	3,172	632,655
Ball Corp.	13,553	751,514
Berry Global Group, Inc.	6,408	419,468
Crown Holdings, Inc.	5,492	486,042
Graphic Packaging Holding Company	5,493	140,126
International Paper Company	20,689	741,287
Packaging Corp. of America	4,533	751,934
Westrock Company	10,067	405,297
Metals and mining – 0.8%
Cleveland-Cliffs, Inc. (B)	16,440	329,622
Freeport-McMoRan, Inc.	32,239	1,279,566
Newmont Corp.	23,278	803,324
Nucor Corp.	10,470	1,957,157
Reliance Steel & Aluminum Company	3,073	877,096
Royal Gold, Inc.	1,112	127,202
Southern Copper Corp.	2,395	196,630
Steel Dynamics, Inc.	10,103	1,219,331
Real estate – 2.9%		23,120,790
Diversified REITs – 0.0%
WP Carey, Inc.	4,912	304,348
Health care REITs – 0.2%
Healthcare Realty Trust, Inc.	2,589	41,709
Healthpeak Properties, Inc.	13,941	257,909
Omega Healthcare Investors, Inc.	3,009	87,261
Ventas, Inc.	10,159	471,276
Welltower, Inc.	9,973	862,764
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	19,251	370,004
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	5,514	$151,635
EastGroup Properties, Inc.	758	134,492
First Industrial Realty Trust, Inc.	752	38,743
Prologis, Inc.	12,341	1,563,481
Rexford Industrial Realty, Inc.	3,595	189,061
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	3,696	446,846
Boston Properties, Inc.	4,185	278,303
NET Lease Office Properties	339	8,400
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (B)	16,027	1,383,290
CoStar Group, Inc. (B)	10,806	902,085
Jones Lang LaSalle, Inc. (B)	2,334	413,258
Zillow Group, Inc., Class A (B)	821	45,229
Zillow Group, Inc., Class C (B)	3,685	209,455
Residential REITs – 0.5%
American Homes 4 Rent, Class A	7,306	256,075
AvalonBay Communities, Inc.	3,663	655,714
Camden Property Trust	2,647	248,394
Equity LifeStyle Properties, Inc.	4,593	310,900
Equity Residential	9,196	553,507
Essex Property Trust, Inc.	1,726	402,624
Invitation Homes, Inc.	14,788	486,969
Mid-America Apartment Communities, Inc.	3,072	388,239
Sun Communities, Inc.	2,955	370,409
UDR, Inc.	8,058	290,249
Retail REITs – 0.3%
Brixmor Property Group, Inc.	1,682	37,744
Federal Realty Investment Trust	2,084	212,005
Kimco Realty Corp.	12,710	256,742
NNN REIT, Inc.	4,507	181,812
Realty Income Corp.	14,228	773,861
Regency Centers Corp.	4,436	278,004
Simon Property Group, Inc.	7,496	1,039,021
Specialized REITs – 1.0%
American Tower Corp.	5,235	1,024,228
Crown Castle, Inc.	5,586	604,685
CubeSmart	5,265	227,553
Digital Realty Trust, Inc.	6,724	944,453
Equinix, Inc.	1,204	999,043
Extra Space Storage, Inc.	4,690	677,424
Gaming and Leisure Properties, Inc.	6,285	286,910
Iron Mountain, Inc.	7,582	511,937
Lamar Advertising Company, Class A	2,284	239,089
Public Storage	2,055	581,955
SBA Communications Corp.	2,587	579,126
VICI Properties, Inc.	23,018	693,302
Weyerhaeuser Company	25,916	849,267
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities – 3.5%		$28,005,042
Electric utilities – 2.0%
Alliant Energy Corp.	10,264	499,446
American Electric Power Company, Inc.	16,150	1,261,961
Avangrid, Inc.	2,223	67,535
Constellation Energy Corp.	6,328	772,016
Duke Energy Corp.	15,343	1,470,320
Edison International	17,892	1,207,352
Entergy Corp.	11,522	1,149,435
Evergy, Inc.	11,422	579,895
Eversource Energy	14,386	780,009
Exelon Corp.	41,918	1,459,166
FirstEnergy Corp.	21,881	802,595
NextEra Energy, Inc.	19,851	1,163,864
NRG Energy, Inc.	6,859	363,801
OGE Energy Corp.	3,928	130,567
PG&E Corp.	54,341	916,733
Pinnacle West Capital Corp.	6,018	414,640
PPL Corp.	36,417	954,125
The Southern Company	19,064	1,325,329
Xcel Energy, Inc.	20,502	1,227,455
Gas utilities – 0.1%
Atmos Energy Corp.	4,962	565,370
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	3,298	92,080
The AES Corp.	31,020	517,414
Vistra Corp.	14,854	609,460
Multi-utilities – 1.1%
Ameren Corp.	11,854	824,683
CenterPoint Energy, Inc.	28,882	806,963
CMS Energy Corp.	11,835	676,489
Consolidated Edison, Inc.	15,979	1,452,491
Dominion Energy, Inc.	11,216	512,796
DTE Energy Company	8,574	903,871
NiSource, Inc.	20,422	530,359
Public Service Enterprise Group, Inc.	21,522	1,248,061
Sempra	12,022	860,294
WEC Energy Group, Inc.	11,134	899,182
Water utilities – 0.1%
American Water Works Company, Inc.	5,804	719,812
Essential Utilities, Inc.	6,678	239,473

SHORT-TERM INVESTMENTS – 0.1%		$998,038
(Cost $998,022)
Short-term funds – 0.1%		998,038
John Hancock Collateral Trust, 5.3658% (D)(E)	20,796	207,991
28	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3001% (D)	790,047	$790,047
Total investments (Multifactor Large Cap ETF) (Cost $678,956,667) 100.0%		$809,954,169
Other assets and liabilities, net 0.0%		221,994
Total net assets 100.0%		$810,176,163

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $300,045. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $99,559 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 1-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$3,524,909,594
(Cost $3,046,047,437)
Communication services – 3.0%		105,207,146
Diversified telecommunication services – 0.1%
GCI Liberty, Inc. (A)(B)	32,082	0
Iridium Communications, Inc.	65,691	2,381,956
Entertainment – 0.9%
Endeavor Group Holdings, Inc., Class A	77,360	1,914,660
Live Nation Entertainment, Inc. (B)	41,494	3,686,742
ROBLOX Corp., Class A (B)	33,377	1,295,361
Roku, Inc. (B)	31,091	2,737,873
Spotify Technology SA (B)	10,021	2,158,022
Take-Two Interactive Software, Inc. (B)	72,574	11,969,630
TKO Group Holdings, Inc.	22,297	1,866,036
Warner Brothers Discovery, Inc. (B)	364,101	3,648,292
Warner Music Group Corp., Class A	38,656	1,410,557
Interactive media and services – 0.3%
Match Group, Inc. (B)	69,717	2,675,738
Pinterest, Inc., Class A (B)	111,971	4,195,553
Snap, Inc., Class A (B)	129,790	2,062,363
ZoomInfo Technologies, Inc. (B)	64,441	1,033,634
Media – 1.7%
Fox Corp., Class A	151,097	4,880,433
Fox Corp., Class B	65,524	1,966,375
Liberty Broadband Corp., Series A (B)	8,364	650,886
Liberty Broadband Corp., Series C (B)	54,260	4,256,697
News Corp., Class A	304,951	7,513,993
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
News Corp., Class B	89,477	$2,287,927
Nexstar Media Group, Inc.	35,488	6,306,572
Omnicom Group, Inc.	104,163	9,414,252
Paramount Global, Class A	1,781	41,551
Paramount Global, Class B	174,486	2,545,751
Sirius XM Holdings, Inc. (C)	194,632	990,677
The Interpublic Group of Companies, Inc.	280,330	9,248,087
The New York Times Company, Class A	94,836	4,605,236
The Trade Desk, Inc., Class A (B)	109,050	7,462,292
Consumer discretionary – 12.7%		448,775,565
Automobile components – 0.7%
Autoliv, Inc.	66,158	7,086,845
BorgWarner, Inc.	183,725	6,228,278
Gentex Corp.	168,779	5,591,648
Lear Corp.	46,819	6,222,245
Automobiles – 0.2%
Harley-Davidson, Inc.	120,022	3,894,714
Thor Industries, Inc.	20,121	2,274,075
Broadline retail – 0.3%
Dillard’s, Inc., Class A	2,571	995,671
eBay, Inc.	185,198	7,606,082
Etsy, Inc. (B)	43,781	2,914,063
Distributors – 0.6%
Genuine Parts Company	64,043	8,980,750
LKQ Corp.	142,891	6,668,723
Pool Corp.	19,081	7,083,821
Diversified consumer services – 0.5%
ADT, Inc.	240,963	1,573,488
Bright Horizons Family Solutions, Inc. (B)	14,359	1,410,772
Duolingo, Inc. (B)	6,118	1,094,449
H&R Block, Inc.	74,586	3,493,608
Service Corp. International	146,910	9,860,599
Hotels, restaurants and leisure – 2.7%
Aramark	174,153	5,064,369
Boyd Gaming Corp.	47,399	3,009,363
Caesars Entertainment, Inc. (B)	114,893	5,040,356
Carnival Corp. (B)	230,948	3,829,118
Choice Hotels International, Inc.	20,728	2,510,575
Churchill Downs, Inc.	34,523	4,176,247
Darden Restaurants, Inc.	56,084	9,118,137
Domino’s Pizza, Inc.	14,199	6,051,898
DraftKings, Inc., Class A (B)	95,149	3,715,568
Dutch Bros, Inc., Class A (B)	7,031	188,782
Expedia Group, Inc. (B)	43,904	6,512,280
Hilton Grand Vacations, Inc. (B)	36,184	1,508,873
Hyatt Hotels Corp., Class A	25,110	3,223,371
Light & Wonder, Inc. (B)	41,913	3,368,967
MGM Resorts International (B)	127,222	5,517,618
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (B)	212,737	$3,786,719
Planet Fitness, Inc., Class A (B)	37,513	2,541,881
Royal Caribbean Cruises, Ltd. (B)	66,449	8,472,248
Texas Roadhouse, Inc.	37,450	4,708,214
Vail Resorts, Inc.	25,129	5,578,638
Wingstop, Inc.	1,480	416,043
Wyndham Hotels & Resorts, Inc.	58,915	4,591,246
Wynn Resorts, Ltd.	42,987	4,059,262
Household durables – 3.1%
D.R. Horton, Inc.	163,462	23,360,354
Garmin, Ltd.	58,470	6,986,580
Lennar Corp., A Shares	115,074	17,243,839
Lennar Corp., B Shares	6,339	879,536
Mohawk Industries, Inc. (B)	33,656	3,508,638
NVR, Inc. (B)	1,799	12,728,447
PulteGroup, Inc.	163,223	17,066,597
Taylor Morrison Home Corp. (B)	47,867	2,495,785
Tempur Sealy International, Inc.	68,432	3,414,072
Toll Brothers, Inc.	84,579	8,402,924
TopBuild Corp. (B)	22,453	8,288,076
Whirlpool Corp.	42,157	4,617,035
Leisure products – 0.5%
Brunswick Corp.	64,635	5,214,752
Hasbro, Inc.	80,643	3,947,475
Mattel, Inc. (B)	237,081	4,241,379
Polaris, Inc.	42,657	3,837,424
Specialty retail – 3.0%
AutoNation, Inc. (B)	50,155	7,004,647
Bath & Body Works, Inc.	98,386	4,197,147
Best Buy Company, Inc.	114,619	8,308,731
Burlington Stores, Inc. (B)	30,155	5,764,128
CarMax, Inc. (B)	90,286	6,426,557
Carvana Company (B)(C)	17,062	734,690
Chewy, Inc., Class A (B)	9,091	162,002
Dick’s Sporting Goods, Inc.	50,371	7,508,805
Five Below, Inc. (B)	29,806	5,348,985
Floor & Decor Holdings, Inc., Class A (B)	53,923	5,422,497
Lithia Motors, Inc.	21,194	6,249,051
Murphy USA, Inc.	10,925	3,851,281
Penske Automotive Group, Inc.	16,974	2,518,432
RH (B)	10,291	2,608,563
Tractor Supply Company	52,232	11,731,307
Ulta Beauty, Inc. (B)	23,009	11,551,668
Valvoline, Inc. (B)	86,779	3,166,566
Wayfair, Inc., Class A (B)	15,114	759,479
Williams-Sonoma, Inc.	58,799	11,371,139
Textiles, apparel and luxury goods – 1.1%
Capri Holdings, Ltd. (B)	97,990	4,776,033
Crocs, Inc. (B)	33,627	3,412,468
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Deckers Outdoor Corp. (B)	12,648	$9,533,177
Levi Strauss & Company, Class A	58,328	949,580
PVH Corp.	19,990	2,403,997
Ralph Lauren Corp.	27,385	3,934,403
Skechers USA, Inc., Class A (B)	89,613	5,595,436
Tapestry, Inc.	187,736	7,282,279
Consumer staples – 4.3%		150,945,983
Beverages – 0.3%
Celsius Holdings, Inc. (B)	31,541	1,573,896
Coca-Cola Consolidated, Inc.	1,838	1,583,235
Molson Coors Beverage Company, Class B	95,372	5,893,036
Consumer staples distribution and retail – 1.5%
Albertsons Companies, Inc., Class A	147,681	3,133,791
BJ’s Wholesale Club Holdings, Inc. (B)	82,937	5,336,167
Casey’s General Stores, Inc.	26,259	7,125,642
Dollar Tree, Inc. (B)	100,724	13,156,569
Performance Food Group Company (B)	96,491	7,012,966
The Kroger Company	185,277	8,548,681
U.S. Foods Holding Corp. (B)	169,340	7,791,333
Food products – 1.9%
Bunge Global SA	88,026	7,754,210
Campbell Soup Company	99,420	4,437,115
Conagra Brands, Inc.	177,921	5,186,397
Darling Ingredients, Inc. (B)	114,911	4,975,646
Flowers Foods, Inc.	102,976	2,347,853
Hormel Foods Corp.	79,131	2,403,208
Ingredion, Inc.	51,381	5,527,054
Kellanova	84,679	4,637,022
Lamb Weston Holdings, Inc.	73,759	7,555,872
McCormick & Company, Inc.	79,760	5,436,442
Pilgrim’s Pride Corp. (B)	35,982	977,631
Post Holdings, Inc. (B)	45,135	4,191,687
The J.M. Smucker Company	45,297	5,958,820
Tyson Foods, Inc., Class A	104,945	5,746,788
WK Kellogg Company	21,147	274,700
Household products – 0.4%
Church & Dwight Company, Inc.	84,618	8,449,107
Reynolds Consumer Products, Inc.	34,469	936,523
The Clorox Company	44,773	6,503,278
Personal care products – 0.2%
BellRing Brands, Inc. (B)	32,734	1,809,208
Coty, Inc., Class A (B)	213,997	2,585,084
e.l.f. Beauty, Inc. (B)	13,145	2,097,022
Energy – 4.6%		162,162,099
Energy equipment and services – 0.9%
Baker Hughes Company	286,106	8,154,021
ChampionX Corp.	60,998	1,671,955
30	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Energy equipment and services (continued)
Halliburton Company	255,563	$9,110,821
Noble Corp. PLC	30,495	1,345,744
NOV, Inc.	175,068	3,415,577
TechnipFMC PLC	119,606	2,313,180
Transocean, Ltd. (B)	220,676	1,204,891
Valaris, Ltd. (B)	10,771	666,402
Weatherford International PLC (B)	23,837	2,134,603
Oil, gas and consumable fuels – 3.7%
Antero Midstream Corp.	85,686	1,048,797
Antero Resources Corp. (B)	155,511	3,474,116
APA Corp.	160,244	5,020,445
Cheniere Energy, Inc.	69,780	11,443,222
Chesapeake Energy Corp.	98,897	7,625,948
Chord Energy Corp.	23,695	3,643,343
Civitas Resources, Inc.	47,874	3,102,714
Coterra Energy, Inc.	337,609	8,399,712
Diamondback Energy, Inc.	83,087	12,773,795
DT Midstream, Inc.	35,262	1,893,217
EnLink Midstream LLC (B)	76,071	917,416
EQT Corp.	166,017	5,877,002
HF Sinclair Corp.	92,132	5,204,537
Kinetik Holdings, Inc.	4,169	135,576
Magnolia Oil & Gas Corp., Class A	12,484	257,420
Marathon Oil Corp.	338,348	7,731,252
Matador Resources Company	65,642	3,603,089
Murphy Oil Corp.	102,654	3,972,710
New Fortress Energy, Inc. (C)	18,544	616,217
ONEOK, Inc.	142,118	9,699,554
Ovintiv, Inc.	173,144	7,344,768
PBF Energy, Inc., Class A	86,090	4,348,406
Permian Resources Corp.	70,158	945,730
Range Resources Corp.	148,314	4,307,039
Southwestern Energy Company (B)	843,706	5,441,904
Targa Resources Corp.	102,099	8,674,331
Texas Pacific Land Corp.	3,177	4,642,645
Financials – 14.3%		506,331,085
Banks – 3.4%
BOK Financial Corp.	16,616	1,393,085
Citizens Financial Group, Inc.	207,497	6,785,152
Comerica, Inc.	85,450	4,492,961
Commerce Bancshares, Inc.	79,782	4,158,238
Cullen/Frost Bankers, Inc.	33,171	3,520,107
East West Bancorp, Inc.	98,923	7,202,584
Fifth Third Bancorp	316,980	10,853,395
First Citizens BancShares, Inc., Class A	6,367	9,614,170
First Horizon Corp.	254,627	3,625,888
Huntington Bancshares, Inc.	617,594	7,861,972
KeyCorp	433,966	6,305,526
M&T Bank Corp.	71,038	9,810,348
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
New York Community Bancorp, Inc.	470,977	$3,047,221
Pinnacle Financial Partners, Inc.	42,723	3,775,859
Popular, Inc.	46,490	3,972,571
Prosperity Bancshares, Inc.	53,319	3,407,617
Regions Financial Corp.	467,833	8,734,442
SouthState Corp.	36,578	3,039,632
Webster Financial Corp.	111,869	5,535,278
Western Alliance Bancorp	75,635	4,837,615
Wintrust Financial Corp.	35,748	3,466,841
Zions Bancorp NA	117,947	4,941,979
Capital markets – 4.1%
Affiliated Managers Group, Inc.	23,030	3,427,785
Ameriprise Financial, Inc.	45,768	17,704,435
Ares Management Corp., Class A	43,777	5,318,030
Cboe Global Markets, Inc.	22,681	4,169,902
Coinbase Global, Inc., Class A (B)	19,759	2,533,104
Evercore, Inc., Class A	11,860	2,036,718
FactSet Research Systems, Inc.	18,361	8,738,367
Franklin Resources, Inc.	149,348	3,977,137
Hamilton Lane, Inc., Class A	10,874	1,260,732
Houlihan Lokey, Inc.	27,843	3,335,035
Interactive Brokers Group, Inc., Class A	41,262	3,662,003
Invesco, Ltd.	288,400	4,565,372
Jefferies Financial Group, Inc.	126,715	5,164,903
LPL Financial Holdings, Inc.	39,459	9,438,198
MarketAxess Holdings, Inc.	18,381	4,145,099
Morningstar, Inc.	12,795	3,573,644
Nasdaq, Inc.	155,508	8,983,697
Northern Trust Corp.	80,440	6,406,242
Raymond James Financial, Inc.	84,417	9,301,065
Robinhood Markets, Inc., Class A (B)	275,312	2,956,851
SEI Investments Company	81,197	5,134,898
State Street Corp.	125,967	9,305,182
Stifel Financial Corp.	74,349	5,423,760
T. Rowe Price Group, Inc.	56,324	6,108,338
The Carlyle Group, Inc.	96,879	3,877,098
Tradeweb Markets, Inc., Class A	24,232	2,311,490
Consumer finance – 0.9%
Ally Financial, Inc.	281,097	10,310,638
Credit Acceptance Corp. (B)	5,406	2,925,024
Discover Financial Services	75,714	7,989,341
SoFi Technologies, Inc. (B)(C)	55,398	433,766
Synchrony Financial	280,357	10,897,477
Financial services – 1.2%
Affirm Holdings, Inc. (B)	44,649	1,808,731
Corebridge Financial, Inc.	84,959	2,053,459
Equitable Holdings, Inc.	301,719	9,863,194
Essent Group, Ltd.	36,076	1,989,952
FleetCor Technologies, Inc. (B)	29,543	8,565,402
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Financial services (continued)
Jack Henry & Associates, Inc.	39,272	$6,512,476
Rocket Companies, Inc., Class A (B)	19,387	238,654
The Western Union Company	27,960	351,457
Toast, Inc., Class A (B)	91,827	1,631,766
Voya Financial, Inc.	66,003	4,776,637
WEX, Inc. (B)	25,597	5,231,771
Insurance – 4.7%
American Financial Group, Inc.	54,007	6,502,443
Arch Capital Group, Ltd. (B)	138,522	11,418,368
Assurant, Inc.	35,754	6,004,884
Brown & Brown, Inc.	89,533	6,944,179
Cincinnati Financial Corp.	58,844	6,519,915
CNA Financial Corp.	15,529	684,363
Erie Indemnity Company, Class A	11,727	4,055,548
Everest Group, Ltd.	15,508	5,970,115
Fidelity National Financial, Inc.	209,220	10,467,277
First American Financial Corp.	76,577	4,621,422
Globe Life, Inc.	63,572	7,807,913
Kinsale Capital Group, Inc.	10,214	4,060,780
Loews Corp.	97,361	7,093,722
Markel Group, Inc. (B)	4,968	7,439,232
Old Republic International Corp.	208,132	5,836,021
Primerica, Inc.	18,674	4,372,704
Principal Financial Group, Inc.	122,898	9,721,232
Reinsurance Group of America, Inc.	45,169	7,854,437
RenaissanceRe Holdings, Ltd.	26,562	6,078,182
RLI Corp.	18,964	2,586,121
Selective Insurance Group, Inc.	19,799	2,076,123
The Hartford Financial Services Group, Inc.	185,333	16,116,558
Unum Group	110,089	5,321,702
W.R. Berkley Corp.	91,286	7,474,498
Willis Towers Watson PLC	42,558	10,482,035
Health care – 10.5%		369,877,341
Biotechnology – 1.5%
Alnylam Pharmaceuticals, Inc. (B)	32,307	5,586,203
Apellis Pharmaceuticals, Inc. (B)	23,998	1,518,833
BioMarin Pharmaceutical, Inc. (B)	73,976	6,515,806
Exact Sciences Corp. (B)	61,404	4,015,822
Exelixis, Inc. (B)	227,778	4,956,449
Halozyme Therapeutics, Inc. (B)	69,862	2,364,829
Incyte Corp. (B)	66,149	3,887,577
Ionis Pharmaceuticals, Inc. (B)	25,899	1,330,950
Karuna Therapeutics, Inc. (B)	7,686	2,408,946
Natera, Inc. (B)	31,375	2,068,868
Neurocrine Biosciences, Inc. (B)	48,037	6,714,131
Sarepta Therapeutics, Inc. (B)	27,446	3,265,800
United Therapeutics Corp. (B)	38,884	8,351,506
Health care equipment and supplies – 2.6%
ABIOMED, Inc. (A)(B)	18,321	284,342
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Align Technology, Inc. (B)	14,038	$3,752,638
Dentsply Sirona, Inc.	163,401	5,678,185
Envista Holdings Corp. (B)	111,305	2,615,668
Globus Medical, Inc., Class A (B)	51,179	2,701,739
Hologic, Inc. (B)	144,297	10,741,469
Inspire Medical Systems, Inc. (B)	8,968	1,891,082
Insulet Corp. (B)	20,298	3,874,279
Lantheus Holdings, Inc. (B)	3,152	163,683
Masimo Corp. (B)	29,207	3,765,951
Penumbra, Inc. (B)	14,469	3,648,937
QuidelOrtho Corp. (B)	33,337	2,283,918
ResMed, Inc.	58,063	11,043,583
Shockwave Medical, Inc. (B)	14,831	3,355,514
STERIS PLC	43,783	9,586,288
Teleflex, Inc.	28,748	6,980,877
The Cooper Companies, Inc.	22,592	8,427,494
Zimmer Biomet Holdings, Inc.	87,445	10,983,092
Health care providers and services – 3.2%
Acadia Healthcare Company, Inc. (B)	65,462	5,377,049
agilon health, Inc. (B)	69,076	406,858
Cardinal Health, Inc.	101,539	11,087,043
Cencora, Inc.	56,275	13,094,067
Chemed Corp.	9,906	5,872,178
DaVita, Inc. (B)	44,089	4,768,666
Encompass Health Corp.	83,995	5,967,005
HealthEquity, Inc. (B)	43,830	3,312,671
Henry Schein, Inc. (B)	106,748	7,989,020
Laboratory Corp. of America Holdings	54,309	12,072,891
Molina Healthcare, Inc. (B)	30,378	10,827,934
Option Care Health, Inc. (B)	102,113	3,190,010
Quest Diagnostics, Inc.	78,322	10,058,894
R1 RCM, Inc. (B)	92,759	949,852
Tenet Healthcare Corp. (B)	66,339	5,488,889
The Ensign Group, Inc.	25,384	2,873,976
Universal Health Services, Inc., Class B	63,502	10,084,753
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	16,868	3,498,592
Life sciences tools and services – 2.1%
10X Genomics, Inc., Class A (B)	16,764	698,556
Avantor, Inc. (B)	306,555	7,047,699
Bio-Rad Laboratories, Inc., Class A (B)	12,790	4,104,183
Bio-Techne Corp.	86,407	6,076,140
Bruker Corp.	74,496	5,327,209
Charles River Laboratories International, Inc. (B)	36,126	7,813,331
Medpace Holdings, Inc. (B)	10,238	2,985,196
Mettler-Toledo International, Inc. (B)	8,645	10,349,708
Repligen Corp. (B)	27,026	5,118,724
Revvity, Inc.	63,900	6,848,802
Waters Corp. (B)	23,473	7,457,607
32	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	30,181	$11,258,418
Pharmaceuticals – 1.0%
Catalent, Inc. (B)	99,740	5,150,574
Elanco Animal Health, Inc. (B)	287,990	4,244,973
Intra-Cellular Therapies, Inc. (B)	15,791	1,063,366
Jazz Pharmaceuticals PLC (B)	45,573	5,592,719
Organon & Company	108,589	1,808,007
Perrigo Company PLC	58,682	1,882,519
Royalty Pharma PLC, Class A	96,102	2,728,336
Viatris, Inc.	903,693	10,636,467
Industrials – 19.8%		700,893,278
Aerospace and defense – 1.4%
Axon Enterprise, Inc. (B)	18,817	4,686,562
BWX Technologies, Inc.	36,271	2,955,361
Curtiss-Wright Corp.	19,176	4,268,002
HEICO Corp.	13,673	2,455,534
HEICO Corp., Class A	22,295	3,154,074
Hexcel Corp.	29,977	1,990,173
Howmet Aerospace, Inc.	158,851	8,936,957
Huntington Ingalls Industries, Inc.	26,353	6,823,319
Textron, Inc.	102,727	8,702,004
Woodward, Inc.	34,353	4,732,813
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	65,149	5,478,379
Expeditors International of Washington, Inc.	78,103	9,866,752
GXO Logistics, Inc. (B)	73,890	4,018,138
Building products – 2.7%
A.O. Smith Corp.	79,716	6,186,759
AAON, Inc.	16,929	1,187,739
Advanced Drainage Systems, Inc.	40,754	5,315,137
Allegion PLC	55,635	6,892,620
Builders FirstSource, Inc. (B)	84,590	14,695,821
Carlisle Companies, Inc.	32,447	10,196,794
Fortune Brands Innovations, Inc.	102,096	7,921,629
Lennox International, Inc.	17,356	7,431,145
Masco Corp.	124,158	8,354,592
Owens Corning	83,639	12,673,818
Simpson Manufacturing Company, Inc.	15,652	2,832,855
Trex Company, Inc. (B)	58,463	4,763,565
UFP Industries, Inc.	36,731	4,167,132
Zurn Elkay Water Solutions Corp.	39,716	1,177,579
Commercial services and supplies – 0.5%
Clean Harbors, Inc. (B)	32,624	5,479,527
MSA Safety, Inc.	18,510	3,054,705
Rollins, Inc.	93,467	4,048,056
Tetra Tech, Inc.	25,977	4,109,042
Vestis Corp.	87,161	1,865,245
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering – 1.2%
AECOM	84,806	$7,479,041
API Group Corp. (B)	84,175	2,653,196
Comfort Systems USA, Inc.	12,514	2,721,420
EMCOR Group, Inc.	35,404	8,076,006
Fluor Corp. (B)	8,635	325,626
MasTec, Inc. (B)	36,344	2,386,710
Quanta Services, Inc.	56,209	10,907,356
Valmont Industries, Inc.	7,633	1,722,844
WillScot Mobile Mini Holdings Corp. (B)	127,900	6,049,670
Electrical equipment – 2.1%
Acuity Brands, Inc.	20,289	4,832,028
AMETEK, Inc.	96,082	15,570,088
Atkore, Inc. (B)	22,977	3,504,682
Generac Holdings, Inc. (B)	23,990	2,726,943
Hubbell, Inc.	28,732	9,641,597
NEXTracker, Inc., Class A (B)	91,702	4,151,350
nVent Electric PLC	92,398	5,547,576
Plug Power, Inc. (B)(C)	244,280	1,087,046
Regal Rexnord Corp.	36,128	4,821,643
Rockwell Automation, Inc.	46,471	11,770,175
Sensata Technologies Holding PLC	150,386	5,439,462
Vertiv Holdings Company	80,863	4,555,013
Ground transportation – 1.1%
Avis Budget Group, Inc.	10,142	1,660,347
Hertz Global Holdings, Inc. (B)(C)	136,570	1,140,360
J.B. Hunt Transport Services, Inc.	40,821	8,204,205
Knight-Swift Transportation Holdings, Inc.	115,221	6,611,381
Landstar System, Inc.	23,954	4,592,461
Ryder System, Inc.	7,820	888,117
Saia, Inc. (B)	17,331	7,809,002
Schneider National, Inc., Class B	17,685	433,636
U-Haul Holding Company (B)(C)	7,996	529,815
U-Haul Holding Company, Series N	71,264	4,551,632
XPO, Inc. (B)	38,908	3,324,300
Machinery – 4.5%
AGCO Corp.	50,820	6,216,811
Allison Transmission Holdings, Inc.	35,892	2,172,902
Chart Industries, Inc. (B)	18,872	2,202,740
Crane Company	25,851	3,208,368
Cummins, Inc.	20,955	5,014,532
Donaldson Company, Inc.	88,422	5,711,177
Dover Corp.	71,711	10,740,874
Flowserve Corp.	37,528	1,498,493
Fortive Corp.	103,392	8,083,187
Graco, Inc.	94,441	8,055,817
IDEX Corp.	30,828	6,520,122
Ingersoll Rand, Inc.	127,089	10,149,328
ITT, Inc.	56,076	6,772,859
Lincoln Electric Holdings, Inc.	37,393	8,309,472
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Nordson Corp.	24,691	$6,215,219
Oshkosh Corp.	50,679	5,579,758
Pentair PLC	97,528	7,136,124
RBC Bearings, Inc. (B)	11,934	3,204,756
Snap-on, Inc.	33,604	9,742,808
Stanley Black & Decker, Inc.	63,702	5,943,397
Symbotic, Inc. (B)(C)	965	41,524
The Middleby Corp. (B)	37,504	5,290,689
The Timken Company	38,066	3,117,986
The Toro Company	64,912	6,003,062
Wabtec Corp.	84,545	11,123,586
Watts Water Technologies, Inc., Class A	11,443	2,265,828
Xylem, Inc.	76,920	8,648,885
Passenger airlines – 0.2%
Alaska Air Group, Inc. (B)	25,291	906,177
American Airlines Group, Inc. (B)	73,015	1,039,003
Delta Air Lines, Inc.	64,266	2,515,371
Southwest Airlines Company	51,406	1,536,525
United Airlines Holdings, Inc. (B)	46,779	1,935,715
Professional services – 3.3%
Booz Allen Hamilton Holding Corp.	67,390	9,486,490
Broadridge Financial Solutions, Inc.	54,139	11,055,184
CACI International, Inc., Class A (B)	15,093	5,187,917
Ceridian HCM Holding, Inc. (B)	77,163	5,364,372
Clarivate PLC (B)(C)	132,766	1,186,928
Dun & Bradstreet Holdings, Inc.	115,124	1,334,287
Equifax, Inc.	41,308	10,093,197
ExlService Holdings, Inc. (B)	56,853	1,778,362
FTI Consulting, Inc. (B)	16,738	3,207,168
Genpact, Ltd.	123,162	4,421,516
Jacobs Solutions, Inc.	31,407	4,232,721
KBR, Inc.	62,533	3,258,595
Leidos Holdings, Inc.	85,454	9,440,103
Parsons Corp. (B)	11,737	764,666
Paycom Software, Inc.	21,428	4,076,463
Paylocity Holding Corp. (B)	17,624	2,791,818
Robert Half, Inc.	83,568	6,646,999
Science Applications International Corp.	31,499	4,021,162
SS&C Technologies Holdings, Inc.	120,490	7,352,300
TransUnion	61,842	4,278,848
TriNet Group, Inc. (B)	24,663	2,804,183
Verisk Analytics, Inc.	51,365	12,406,188
Trading companies and distributors – 2.3%
Applied Industrial Technologies, Inc.	19,925	3,515,966
Beacon Roofing Supply, Inc. (B)	6,261	518,974
Core & Main, Inc., Class A (B)	51,946	2,145,889
Fastenal Company	218,182	14,886,558
MSC Industrial Direct Company, Inc., Class A	19,047	1,879,558
SiteOne Landscape Supply, Inc. (B)	23,529	3,636,407
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals, Inc.	40,331	$25,223,003
W.W. Grainger, Inc.	20,259	18,144,771
Watsco, Inc.	13,563	5,302,862
WESCO International, Inc.	42,705	7,410,172
Information technology – 14.1%		499,653,477
Communications equipment – 0.7%
Ciena Corp. (B)	126,346	6,696,338
F5, Inc. (B)	45,058	8,277,155
Juniper Networks, Inc.	248,604	9,188,404
Ubiquiti, Inc.	1,646	206,968
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (B)	66,449	7,385,806
CDW Corp.	62,929	14,267,263
Cognex Corp.	102,963	3,721,083
Coherent Corp. (B)	96,954	4,609,193
Corning, Inc.	189,320	6,151,007
Fabrinet (B)	11,102	2,370,388
Flex, Ltd. (B)	468,765	11,128,481
Insight Enterprises, Inc. (B)	12,592	2,326,246
IPG Photonics Corp. (B)	15,693	1,536,188
Jabil, Inc.	91,110	11,415,172
Keysight Technologies, Inc. (B)	85,095	13,041,660
Littelfuse, Inc.	20,785	5,027,892
Novanta, Inc. (B)	16,396	2,534,002
TD SYNNEX Corp.	26,044	2,603,879
Teledyne Technologies, Inc. (B)	20,117	8,418,361
Trimble, Inc. (B)	125,808	6,398,595
Vontier Corp.	11,394	394,118
Zebra Technologies Corp., Class A (B)	28,738	6,884,188
IT services – 2.2%
Akamai Technologies, Inc. (B)	93,317	11,499,454
Amdocs, Ltd.	103,219	9,463,118
Cloudflare, Inc., Class A (B)	48,466	3,831,237
EPAM Systems, Inc. (B)	23,247	6,465,223
Gartner, Inc. (B)	30,912	14,140,385
Globant SA (B)	23,420	5,522,670
GoDaddy, Inc., Class A (B)	76,450	8,154,157
MongoDB, Inc. (B)	12,272	4,915,181
Okta, Inc. (B)	38,540	3,185,331
Twilio, Inc., Class A (B)	63,238	4,447,529
VeriSign, Inc. (B)	32,498	6,463,202
Semiconductors and semiconductor equipment – 2.5%
Allegro MicroSystems, Inc. (B)	32,925	854,075
Amkor Technology, Inc.	87,111	2,757,934
Axcelis Technologies, Inc. (B)	11,323	1,472,556
Enphase Energy, Inc. (B)	45,679	4,756,554
Entegris, Inc.	70,544	8,303,029
First Solar, Inc. (B)	55,721	8,151,982
34	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Lattice Semiconductor Corp. (B)	71,241	$4,335,727
MACOM Technology Solutions Holdings, Inc. (B)	19,015	1,639,663
MKS Instruments, Inc.	55,388	5,896,053
Monolithic Power Systems, Inc.	18,838	11,354,039
Onto Innovation, Inc. (B)	20,763	3,353,225
Qorvo, Inc. (B)	78,654	7,844,950
Rambus, Inc. (B)	33,199	2,275,127
Skyworks Solutions, Inc.	86,758	9,062,741
SolarEdge Technologies, Inc. (B)	22,968	1,527,372
Teradyne, Inc.	85,675	8,275,348
Universal Display Corp.	31,513	5,349,962
Wolfspeed, Inc. (B)	59,466	1,935,618
Software – 4.2%
Altair Engineering, Inc., Class A (B)	13,297	1,130,511
ANSYS, Inc. (B)	38,195	12,521,467
Appfolio, Inc., Class A (B)	3,446	755,570
AppLovin Corp., Class A (B)	45,705	1,879,847
Aspen Technology, Inc. (B)	20,484	3,932,723
Bentley Systems, Inc., Class B	66,577	3,355,481
BILL Holdings, Inc. (B)	44,366	3,462,766
CCC Intelligent Solutions Holdings, Inc. (B)	64,129	704,778
Confluent, Inc., Class A (B)	40,491	905,379
DocuSign, Inc. (B)	51,060	3,110,575
Dolby Laboratories, Inc., Class A	47,661	3,964,442
DoubleVerify Holdings, Inc. (B)	32,508	1,300,645
Dropbox, Inc., Class A (B)	173,434	5,494,389
Dynatrace, Inc. (B)	76,421	4,355,997
Elastic NV (B)	23,713	2,775,844
Fair Isaac Corp. (B)	9,854	11,813,271
Five9, Inc. (B)	15,288	1,159,748
Freshworks, Inc., Class A (B)	39,426	875,257
Gen Digital, Inc.	384,557	9,029,398
Gitlab, Inc., Class A (B)	26,415	1,878,371
Guidewire Software, Inc. (B)	48,240	5,387,443
HashiCorp, Inc., Class A (B)	28,624	625,721
HubSpot, Inc. (B)	13,310	8,132,410
Informatica, Inc., Class A (B)	17,900	537,000
Manhattan Associates, Inc. (B)	35,271	8,555,334
Nutanix, Inc., Class A (B)	56,117	3,153,775
Procore Technologies, Inc. (B)	25,865	1,846,502
PTC, Inc. (B)	58,203	10,514,372
Qualys, Inc. (B)	11,728	2,218,586
Samsara, Inc., Class A (B)	29,560	928,184
SentinelOne, Inc., Class A (B)	10,413	279,068
Smartsheet, Inc., Class A (B)	37,287	1,676,796
Splunk, Inc. (B)	30,905	4,739,900
SPS Commerce, Inc. (B)	14,704	2,702,595
Tenable Holdings, Inc. (B)	20,214	952,079
Tyler Technologies, Inc. (B)	17,864	7,552,006
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
UiPath, Inc., Class A (B)	136,523	$3,137,299
Unity Software, Inc. (B)	54,961	1,780,736
Workiva, Inc. (B)	8,455	785,808
Zoom Video Communications, Inc., Class A (B)	52,394	3,385,176
Zscaler, Inc. (B)	17,109	4,032,078
Technology hardware, storage and peripherals – 1.4%
Hewlett Packard Enterprise Company	618,184	9,452,033
NetApp, Inc.	108,946	9,500,091
Pure Storage, Inc., Class A (B)	133,797	5,350,542
Seagate Technology Holdings PLC	77,062	6,602,672
Super Micro Computer, Inc. (B)	18,910	10,014,925
Western Digital Corp. (B)	167,477	9,588,058
Materials – 6.2%		218,948,774
Chemicals – 2.0%
Albemarle Corp.	33,504	3,844,249
Axalta Coating Systems, Ltd. (B)	139,193	4,512,637
Celanese Corp.	40,559	5,933,376
CF Industries Holdings, Inc.	82,908	6,260,383
Eastman Chemical Company	71,543	5,977,418
FMC Corp.	42,895	2,410,699
Huntsman Corp.	145,539	3,571,527
International Flavors & Fragrances, Inc.	64,171	5,177,316
LyondellBasell Industries NV, Class A	88,607	8,339,691
Olin Corp.	101,619	5,291,301
RPM International, Inc.	73,308	7,819,031
The Chemours Company	66,914	2,018,795
The Mosaic Company	184,615	5,669,527
Westlake Corp.	19,581	2,709,031
Construction materials – 0.6%
Eagle Materials, Inc.	11,568	2,617,607
Martin Marietta Materials, Inc.	21,431	10,895,949
Vulcan Materials Company	37,804	8,544,082
Containers and packaging – 2.2%
Amcor PLC	597,413	5,633,605
AptarGroup, Inc.	42,643	5,538,473
Avery Dennison Corp.	39,955	7,969,025
Ball Corp.	123,774	6,863,268
Berry Global Group, Inc.	112,627	7,372,563
Crown Holdings, Inc.	66,293	5,866,931
Graphic Packaging Holding Company	213,643	5,450,033
International Paper Company	213,742	7,658,376
Packaging Corp. of America	49,354	8,186,842
Sealed Air Corp.	96,506	3,334,282
Silgan Holdings, Inc.	22,366	1,027,494
Sonoco Products Company	87,793	4,995,422
Westrock Company	164,508	6,623,092
Metals and mining – 1.4%
Alcoa Corp.	125,921	3,746,150
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
ATI, Inc. (B)	31,935	$1,305,183
Cleveland-Cliffs, Inc. (B)	430,882	8,639,184
Commercial Metals Company	68,608	3,582,710
Reliance Steel & Aluminum Company	32,356	9,235,050
Royal Gold, Inc.	32,889	3,762,173
Steel Dynamics, Inc.	104,495	12,611,502
U.S. Steel Corp.	169,179	7,954,797
Real estate – 5.2%		183,452,049
Diversified REITs – 0.1%
WP Carey, Inc.	58,021	3,594,981
Health care REITs – 0.4%
Healthcare Realty Trust, Inc.	154,434	2,487,932
Healthpeak Properties, Inc.	189,056	3,497,536
Omega Healthcare Investors, Inc.	101,590	2,946,110
Ventas, Inc.	100,216	4,649,020
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	297,069	5,709,666
Ryman Hospitality Properties, Inc.	2,129	233,977
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	111,434	3,064,435
EastGroup Properties, Inc.	18,416	3,267,551
First Industrial Realty Trust, Inc.	55,668	2,868,015
Rexford Industrial Realty, Inc.	81,440	4,282,930
STAG Industrial, Inc.	73,786	2,725,655
Terreno Realty Corp.	19,314	1,153,625
Office REITs – 0.2%
Alexandria Real Estate Equities, Inc.	37,963	4,589,727
Boston Properties, Inc.	55,297	3,677,251
NET Lease Office Properties	3,879	96,122
Real estate management and development – 0.6%
CBRE Group, Inc., Class A (B)	119,004	10,271,235
CoStar Group, Inc. (B)	20,280	1,692,974
Jones Lang LaSalle, Inc. (B)	35,208	6,233,928
Zillow Group, Inc., Class A (B)	8,749	481,982
Zillow Group, Inc., Class C (B)	66,641	3,787,874
Residential REITs – 1.2%
American Homes 4 Rent, Class A	127,183	4,457,764
Apartment Income REIT Corp.	63,504	2,075,946
AvalonBay Communities, Inc.	21,839	3,909,399
Camden Property Trust	41,517	3,895,955
Equity LifeStyle Properties, Inc.	69,331	4,693,015
Equity Residential	57,016	3,431,793
Essex Property Trust, Inc.	16,273	3,796,003
Invitation Homes, Inc.	154,197	5,077,707
Mid-America Apartment Communities, Inc.	29,721	3,756,140
Sun Communities, Inc.	31,045	3,891,491
UDR, Inc.	119,087	4,289,514
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs – 0.6%
Agree Realty Corp.	34,243	$2,041,225
Brixmor Property Group, Inc.	125,540	2,817,118
Federal Realty Investment Trust	34,007	3,459,532
Kimco Realty Corp.	245,839	4,965,948
NNN REIT, Inc.	75,891	3,061,443
Regency Centers Corp.	71,583	4,486,107
Specialized REITs – 1.4%
CubeSmart	93,875	4,057,278
Extra Space Storage, Inc.	71,821	10,373,825
Gaming and Leisure Properties, Inc.	101,898	4,651,644
Iron Mountain, Inc.	109,422	7,388,173
Lamar Advertising Company, Class A	41,335	4,326,948
SBA Communications Corp.	15,251	3,414,089
VICI Properties, Inc.	228,315	6,876,848
Weyerhaeuser Company	211,920	6,944,618
Utilities – 5.1%		178,662,797
Electric utilities – 2.5%
Alliant Energy Corp.	122,488	5,960,266
Avangrid, Inc.	33,532	1,018,702
Constellation Energy Corp.	49,238	6,007,036
Edison International	168,342	11,359,718
Entergy Corp.	106,283	10,602,792
Evergy, Inc.	150,120	7,621,592
Eversource Energy	106,789	5,790,100
FirstEnergy Corp.	206,474	7,573,466
IDACORP, Inc.	14,261	1,320,283
NRG Energy, Inc.	109,770	5,822,201
OGE Energy Corp.	140,398	4,666,830
PG&E Corp.	497,130	8,386,583
Pinnacle West Capital Corp.	82,925	5,713,533
PPL Corp.	249,856	6,546,227
Gas utilities – 0.4%
Atmos Energy Corp.	54,580	6,218,845
National Fuel Gas Company	54,831	2,585,830
UGI Corp.	179,453	3,973,089
Independent power and renewable electricity producers – 0.5%
Brookfield Renewable Corp., Class A	52,998	1,479,704
Clearway Energy, Inc., Class A	16,700	375,082
Clearway Energy, Inc., Class C	43,629	1,057,567
The AES Corp.	338,256	5,642,110
Vistra Corp.	228,742	9,385,284
Multi-utilities – 1.4%
Ameren Corp.	108,359	7,538,536
CenterPoint Energy, Inc.	348,590	9,739,605
CMS Energy Corp.	120,165	6,868,631
DTE Energy Company	74,687	7,873,504
NiSource, Inc.	323,051	8,389,634
36	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	96,899	$7,825,563
Water utilities – 0.3%
American Water Works Company, Inc.	58,590	7,266,332
Essential Utilities, Inc.	113,055	4,054,152

SHORT-TERM INVESTMENTS – 0.2%		$7,642,778
(Cost $7,642,801)
Short-term funds – 0.2%		7,642,778
John Hancock Collateral Trust, 5.3658% (D)(E)	105,618	1,056,335

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3001% (D)	6,586,443	6,586,443
Total investments (Multifactor Mid Cap ETF) (Cost $3,053,690,238) 100.0%		$3,532,552,372
Other assets and liabilities, net (0.0%)		(854,707)
Total net assets 100.0%		$3,531,697,665

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $4,158,068. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,163,908 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$380,363,952
(Cost $333,570,543)
Communication services – 1.4%		5,539,845
Diversified telecommunication services – 0.6%
Frontier Communications Parent, Inc. (A)	42,329	1,042,563
Iridium Communications, Inc.	37,609	1,363,702
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	5,221	966,407
Media – 0.5%
Nexstar Media Group, Inc.	10,977	1,950,723
Wireless telecommunication services – 0.1%
United States Cellular Corp. (A)	4,875	216,450
Consumer discretionary – 12.8%		48,901,501
Automobile components – 0.4%
Fox Factory Holding Corp. (A)	11,749	740,657
Visteon Corp. (A)	8,199	945,263
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobiles – 0.8%
Harley-Davidson, Inc.	44,087	$1,430,623
Thor Industries, Inc.	14,723	1,663,993
Broadline retail – 0.4%
Dillard’s, Inc., Class A	859	332,665
Ollie’s Bargain Outlet Holdings, Inc. (A)	17,799	1,280,282
Diversified consumer services – 1.7%
ADT, Inc.	117,916	769,991
Bright Horizons Family Solutions, Inc. (A)	16,967	1,667,008
Duolingo, Inc. (A)	11,802	2,111,260
H&R Block, Inc.	41,727	1,954,493
Hotels, restaurants and leisure – 2.8%
Dutch Bros, Inc., Class A (A)	11,884	319,085
Hilton Grand Vacations, Inc. (A)	23,058	961,519
International Game Technology PLC	19,634	509,699
Marriott Vacations Worldwide Corp.	9,579	803,582
Norwegian Cruise Line Holdings, Ltd. (A)	37,571	668,764
Planet Fitness, Inc., Class A (A)	28,514	1,932,109
Red Rock Resorts, Inc., Class A	11,450	626,086
The Wendy’s Company	52,274	997,388
Wingstop, Inc.	8,404	2,362,448
Wyndham Hotels & Resorts, Inc.	18,955	1,477,163
Household durables – 1.8%
Installed Building Products, Inc.	7,094	1,382,266
Leggett & Platt, Inc.	38,105	884,417
Mohawk Industries, Inc. (A)	650	67,763
Newell Brands, Inc.	113,171	941,583
Skyline Champion Corp. (A)	15,536	1,063,905
Taylor Morrison Home Corp. (A)	30,965	1,614,515
Whirlpool Corp.	1,901	208,198
Worthington Industries, Inc.	11,200	638,848
Leisure products – 1.0%
Acushnet Holdings Corp.	8,769	555,428
Brunswick Corp.	19,280	1,555,510
Mattel, Inc. (A)	12,286	219,797
Polaris, Inc.	1,951	175,512
YETI Holdings, Inc. (A)	25,172	1,106,813
Specialty retail – 1.9%
Academy Sports & Outdoors, Inc.	21,329	1,337,968
Asbury Automotive Group, Inc. (A)	5,920	1,237,635
Murphy USA, Inc.	4,522	1,594,095
The Gap, Inc.	82,215	1,536,598
Valvoline, Inc. (A)	46,974	1,714,081
Textiles, apparel and luxury goods – 2.0%
Capri Holdings, Ltd. (A)	38,640	1,883,314
Columbia Sportswear Company	10,496	831,913
Crocs, Inc. (A)	21,039	2,135,038
Levi Strauss & Company, Class A	32,150	523,402
PVH Corp.	17,785	2,138,824
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 3.6%		$13,568,902
Beverages – 0.6%
Coca-Cola Consolidated, Inc.	1,103	950,113
National Beverage Corp. (A)	6,607	305,508
The Boston Beer Company, Inc., Class A (A)	2,720	950,014
Consumer staples distribution and retail – 0.5%
Sprouts Farmers Market, Inc. (A)	36,177	1,822,235
Food products – 1.5%
Flowers Foods, Inc.	49,445	1,127,346
Ingredion, Inc.	13,870	1,491,996
Lancaster Colony Corp.	5,400	992,412
Pilgrim’s Pride Corp. (A)	12,036	327,018
Post Holdings, Inc. (A)	14,684	1,363,703
Seaboard Corp.	74	266,622
Household products – 0.1%
Reynolds Consumer Products, Inc.	15,778	428,688
Personal care products – 0.9%
BellRing Brands, Inc. (A)	37,944	2,097,165
e.l.f. Beauty, Inc. (A)	4,351	694,115
Inter Parfums, Inc.	5,404	751,967
Energy – 5.1%		19,477,779
Energy equipment and services – 1.7%
Cactus, Inc., Class A	19,199	814,806
Helmerich & Payne, Inc.	25,890	1,042,331
Patterson-UTI Energy, Inc.	18,032	199,975
Seadrill, Ltd. (A)	21,762	940,554
Transocean, Ltd. (A)	201,466	1,100,004
Valaris, Ltd. (A)	18,040	1,116,135
Weatherford International PLC (A)	15,619	1,398,681
Oil, gas and consumable fuels – 3.4%
Antero Midstream Corp.	95,444	1,168,235
California Resources Corp.	24,494	1,167,874
Chord Energy Corp.	8,442	1,298,042
DT Midstream, Inc.	28,334	1,521,252
EnLink Midstream LLC (A)	71,811	866,041
Equitrans Midstream Corp.	146,702	1,494,893
Kinetik Holdings, Inc.	5,556	180,681
Magnolia Oil & Gas Corp., Class A	53,675	1,106,779
Matador Resources Company	3,047	167,250
Northern Oil and Gas, Inc.	29,011	971,869
PBF Energy, Inc., Class A	32,463	1,639,706
SM Energy Company	34,592	1,282,671
Financials – 15.2%		58,117,472
Banks – 6.7%
Bank OZK	33,519	1,512,042
BOK Financial Corp.	8,676	727,396
Cadence Bank	52,036	1,385,198
Columbia Banking System, Inc.	2,343	47,235
Comerica, Inc.	10,361	544,781
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Commerce Bancshares, Inc.	8,402	$437,912
Cullen/Frost Bankers, Inc.	2,282	242,166
First Financial Bankshares, Inc.	35,607	1,112,007
FNB Corp.	102,963	1,357,052
Home BancShares, Inc.	54,563	1,278,957
Old National Bancorp	83,054	1,367,899
Pinnacle Financial Partners, Inc.	20,883	1,845,640
Popular, Inc.	21,276	1,818,034
Prosperity Bancshares, Inc.	26,919	1,720,393
SouthState Corp.	21,446	1,782,163
Synovus Financial Corp.	39,029	1,469,832
TFS Financial Corp.	14,384	191,595
United Bankshares, Inc.	37,226	1,334,552
Valley National Bancorp	124,156	1,194,381
Western Alliance Bancorp	34,935	2,234,443
Wintrust Financial Corp.	17,560	1,702,969
Zions Bancorp NA	8,066	337,965
Capital markets – 1.5%
Affiliated Managers Group, Inc.	10,372	1,543,768
Evercore, Inc., Class A	10,230	1,756,798
Hamilton Lane, Inc., Class A	9,685	1,122,879
Janus Henderson Group PLC	43,832	1,260,608
Consumer finance – 1.0%
Credit Acceptance Corp. (A)	1,399	756,957
FirstCash Holdings, Inc.	10,688	1,226,662
OneMain Holdings, Inc.	34,938	1,663,049
Financial services – 3.2%
Affirm Holdings, Inc. (A)	73,185	2,964,725
Enact Holdings, Inc.	8,907	253,760
Essent Group, Ltd.	28,960	1,597,434
Euronet Worldwide, Inc. (A)	13,649	1,360,123
MGIC Investment Corp.	88,183	1,749,551
NCR Atleos Corp. (A)	19,781	442,897
Radian Group, Inc.	46,685	1,352,931
Shift4 Payments, Inc., Class A (A)	16,585	1,190,969
The Western Union Company	107,899	1,356,290
Insurance – 2.8%
American Equity Investment Life Holding Company (A)	22,137	1,222,184
Axis Capital Holdings, Ltd.	21,446	1,276,466
Enstar Group, Ltd. (A)	3,682	982,689
First American Financial Corp.	23,580	1,423,053
Lincoln National Corp.	5,160	141,642
RLI Corp.	12,640	1,723,717
Selective Insurance Group, Inc.	17,038	1,786,605
The Hanover Insurance Group, Inc.	8,945	1,180,829
White Mountains Insurance Group, Ltd.	721	1,136,274
38	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 10.1%		$38,331,509
Biotechnology – 2.9%
Alkermes PLC (A)	48,665	1,316,388
Apellis Pharmaceuticals, Inc. (A)	2,007	127,023
Bridgebio Pharma, Inc. (A)	40,543	1,390,219
CRISPR Therapeutics AG (A)(B)	22,641	1,425,251
Halozyme Therapeutics, Inc. (A)	37,318	1,263,214
Ionis Pharmaceuticals, Inc. (A)	40,476	2,080,062
Mural Oncology PLC (A)	4,866	21,362
Natera, Inc. (A)	19,685	1,298,029
Vaxcyte, Inc. (A)	30,240	2,159,741
Health care equipment and supplies – 2.7%
Envista Holdings Corp. (A)	55,420	1,302,370
Globus Medical, Inc., Class A (A)	22,835	1,205,460
Haemonetics Corp. (A)	14,620	1,117,845
Inspire Medical Systems, Inc. (A)	553	116,611
Lantheus Holdings, Inc. (A)	19,494	1,012,323
Masimo Corp. (A)	16,495	2,126,865
Merit Medical Systems, Inc. (A)	16,404	1,284,433
Neogen Corp. (A)	70,133	1,087,062
QuidelOrtho Corp. (A)	13,866	949,960
Health care providers and services – 1.6%
HealthEquity, Inc. (A)	24,518	1,853,070
Option Care Health, Inc. (A)	53,988	1,686,585
Surgery Partners, Inc. (A)(B)	19,469	597,504
Tenet Healthcare Corp. (A)	3,880	321,031
The Ensign Group, Inc.	15,333	1,736,002
Health care technology – 0.6%
Doximity, Inc., Class A (A)	39,124	1,054,392
Teladoc Health, Inc. (A)	55,596	1,080,230
Life sciences tools and services – 0.4%
10X Genomics, Inc., Class A (A)	27,973	1,165,635
Sotera Health Company (A)(B)	28,846	424,613
Pharmaceuticals – 1.9%
Elanco Animal Health, Inc. (A)	164,527	2,425,128
Intra-Cellular Therapies, Inc. (A)	29,291	1,972,456
Organon & Company	86,924	1,447,285
Perrigo Company PLC	40,005	1,283,360
Industrials – 20.6%		78,527,782
Aerospace and defense – 0.8%
BWX Technologies, Inc.	20,246	1,649,644
Hexcel Corp.	24,562	1,630,671
Building products – 2.2%
AAON, Inc.	19,999	1,403,130
Simpson Manufacturing Company, Inc.	10,666	1,930,439
The AZEK Company, Inc. (A)	43,732	1,686,306
UFP Industries, Inc.	15,669	1,777,648
Zurn Elkay Water Solutions Corp.	49,090	1,455,519
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	16,777	1,431,749
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
MSA Safety, Inc.	1,073	$177,077
Stericycle, Inc. (A)	26,947	1,293,456
Construction and engineering – 2.2%
API Group Corp. (A)	42,670	1,344,958
Arcosa, Inc.	17,036	1,333,578
Comfort Systems USA, Inc.	7,754	1,686,262
Fluor Corp. (A)	41,433	1,562,438
MDU Resources Group, Inc.	58,691	1,145,061
Valmont Industries, Inc.	6,799	1,534,602
Electrical equipment – 2.0%
Acuity Brands, Inc.	8,729	2,078,899
Array Technologies, Inc. (A)	50,944	674,499
Atkore, Inc. (A)	10,869	1,657,849
EnerSys	11,783	1,126,101
Generac Holdings, Inc. (A)	3,520	400,118
Sensata Technologies Holding PLC	50,214	1,816,240
Ground transportation – 1.0%
Hertz Global Holdings, Inc. (A)(B)	35,044	292,617
Landstar System, Inc.	8,964	1,718,578
Ryder System, Inc.	12,246	1,390,778
Schneider National, Inc., Class B	12,746	312,532
Machinery – 4.2%
Allison Transmission Holdings, Inc.	26,933	1,630,524
Chart Industries, Inc. (A)	2,154	251,415
Crane Company	13,742	1,705,520
Esab Corp.	19,868	1,708,449
Flowserve Corp.	37,174	1,484,358
Franklin Electric Company, Inc.	11,800	1,112,268
Mueller Industries, Inc.	32,332	1,551,936
Oshkosh Corp.	15,143	1,667,244
RBC Bearings, Inc. (A)	2,264	607,975
Terex Corp.	19,303	1,185,783
The Timken Company	18,179	1,489,042
Watts Water Technologies, Inc., Class A	7,675	1,519,727
Marine transportation – 0.1%
Kirby Corp. (A)	4,358	342,800
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	9,277	332,395
Copa Holdings SA, Class A	8,344	801,525
Professional services – 4.5%
Alight, Inc., Class A (A)	105,689	942,746
ASGN, Inc. (A)	13,245	1,229,401
Clarivate PLC (A)(B)	166,708	1,490,370
Dun & Bradstreet Holdings, Inc.	77,564	898,967
ExlService Holdings, Inc. (A)	46,367	1,450,360
Exponent, Inc.	14,496	1,278,402
FTI Consulting, Inc. (A)	8,625	1,652,636
Genpact, Ltd.	6,998	251,228
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Insperity, Inc.	10,443	$1,197,708
ManpowerGroup, Inc.	14,507	1,075,549
Maximus, Inc.	17,260	1,400,131
Parsons Corp. (A)	12,172	793,006
Paycor HCM, Inc. (A)	18,405	357,609
Science Applications International Corp.	15,191	1,939,283
TriNet Group, Inc. (A)	10,624	1,207,949
Trading companies and distributors – 2.5%
Air Lease Corp.	29,742	1,243,513
Applied Industrial Technologies, Inc.	11,083	1,955,706
Beacon Roofing Supply, Inc. (A)	13,932	1,154,823
Boise Cascade Company	13,740	1,861,220
GATX Corp.	10,171	1,247,473
MSC Industrial Direct Company, Inc., Class A	13,533	1,335,436
SiteOne Landscape Supply, Inc. (A)	4,287	662,556
Information technology – 15.3%		58,164,636
Electronic equipment, instruments and components – 4.6%
Advanced Energy Industries, Inc.	10,881	1,133,583
Arrow Electronics, Inc. (A)	1,977	219,744
Avnet, Inc.	26,800	1,214,040
Badger Meter, Inc.	8,611	1,239,898
Belden, Inc.	12,279	910,856
Cognex Corp.	8,223	297,179
Coherent Corp. (A)	45,062	2,142,247
Fabrinet (A)	10,436	2,228,190
Insight Enterprises, Inc. (A)	10,302	1,903,191
IPG Photonics Corp. (A)	8,471	829,226
Littelfuse, Inc.	6,078	1,470,268
Novanta, Inc. (A)	9,910	1,531,591
Vishay Intertechnology, Inc.	44,783	973,135
Vontier Corp.	45,147	1,561,635
IT services – 0.9%
DXC Technology Company (A)	59,767	1,302,921
Kyndryl Holdings, Inc. (A)	67,561	1,386,352
Squarespace, Inc., Class A (A)	16,356	507,036
Semiconductors and semiconductor equipment – 3.2%
Amkor Technology, Inc.	25,686	813,219
Axcelis Technologies, Inc. (A)	9,428	1,226,111
Cirrus Logic, Inc. (A)	16,060	1,239,832
Diodes, Inc. (A)	13,130	883,912
MACOM Technology Solutions Holdings, Inc. (A)	15,896	1,370,712
MKS Instruments, Inc.	2,930	311,899
Onto Innovation, Inc. (A)	10,900	1,760,350
Power Integrations, Inc.	15,719	1,178,296
Rambus, Inc. (A)	31,485	2,157,667
Silicon Laboratories, Inc. (A)	9,060	1,117,642
Software – 6.6%
Altair Engineering, Inc., Class A (A)	15,525	1,319,936
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Aurora Innovation, Inc. (A)(B)	246,087	$735,800
Blackbaud, Inc. (A)	18,766	1,518,545
Box, Inc., Class A (A)	38,919	1,011,116
DoubleVerify Holdings, Inc. (A)	33,305	1,332,533
Elastic NV (A)	23,645	2,767,884
Five9, Inc. (A)	23,582	1,788,931
Freshworks, Inc., Class A (A)	34,022	755,288
HashiCorp, Inc., Class A (A)	34,447	753,011
Informatica, Inc., Class A (A)	11,523	345,690
Instructure Holdings, Inc. (A)	5,307	130,711
NCR Voyix Corp. (A)	39,560	581,532
PowerSchool Holdings, Inc., Class A (A)	17,630	415,010
Qualys, Inc. (A)	10,321	1,952,424
SentinelOne, Inc., Class A (A)	82,840	2,220,112
Smartsheet, Inc., Class A (A)	38,072	1,712,098
SPS Commerce, Inc. (A)	8,317	1,528,665
Tenable Holdings, Inc. (A)	33,173	1,562,448
Teradata Corp. (A)	28,680	1,324,442
Workiva, Inc. (A)	16,115	1,497,728
Materials – 7.4%		28,086,430
Chemicals – 3.4%
Arcadium Lithium PLC (A)	127,636	624,140
Ashland, Inc.	14,303	1,339,047
Axalta Coating Systems, Ltd. (A)	65,239	2,115,048
Balchem Corp.	9,225	1,292,976
Cabot Corp.	16,242	1,171,048
Element Solutions, Inc.	65,072	1,446,551
HB Fuller Company	15,704	1,189,892
Huntsman Corp.	48,820	1,198,043
NewMarket Corp.	2,064	1,151,320
Olin Corp.	5,587	290,915
The Chemours Company	41,214	1,243,426
Construction materials – 0.9%
Eagle Materials, Inc.	10,198	2,307,603
Summit Materials, Inc., Class A (A)	34,764	1,257,762
Containers and packaging – 1.2%
Sealed Air Corp.	50,679	1,750,959
Silgan Holdings, Inc.	24,692	1,134,350
Sonoco Products Company	28,399	1,615,903
Metals and mining – 1.5%
Alcoa Corp.	58,137	1,729,576
ATI, Inc. (A)	37,356	1,526,740
Commercial Metals Company	25,712	1,342,681
U.S. Steel Corp.	13,960	656,399
Worthington Steel, Inc. (A)	11,278	337,776
Paper and forest products – 0.4%
Louisiana-Pacific Corp.	20,500	1,364,275
40	JOHN HANCOCK SMART BETA EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 5.3%		$20,077,381
Diversified REITs – 0.3%
Essential Properties Realty Trust, Inc.	45,421	1,131,437
Health care REITs – 0.2%
Healthcare Realty Trust, Inc.	31,332	504,759
Medical Properties Trust, Inc.	132,364	410,328
Hotel and resort REITs – 0.5%
Ryman Hospitality Properties, Inc.	16,904	1,857,750
Industrial REITs – 0.9%
First Industrial Realty Trust, Inc.	12,752	656,983
STAG Industrial, Inc.	38,885	1,436,412
Terreno Realty Corp.	23,922	1,428,861
Office REITs – 0.7%
Kilroy Realty Corp.	34,352	1,228,428
Vornado Realty Trust	51,477	1,399,660
Residential REITs – 0.7%
Apartment Income REIT Corp.	43,331	1,416,490
Independence Realty Trust, Inc.	79,300	1,164,917
Retail REITs – 1.1%
Agree Realty Corp.	27,701	1,651,257
Kite Realty Group Trust	63,971	1,368,979
Phillips Edison & Company, Inc.	33,948	1,178,335
Specialized REITs – 0.9%
National Storage Affiliates Trust	24,309	907,941
PotlatchDeltic Corp.	23,122	1,034,247
Rayonier, Inc.	42,924	1,300,597
Utilities – 3.0%		11,570,715
Electric utilities – 0.9%
IDACORP, Inc.	14,698	1,360,741
PNM Resources, Inc.	24,826	899,446
Portland General Electric Company	29,970	1,226,672
Gas utilities – 1.6%
National Fuel Gas Company	26,723	1,260,257
New Jersey Resources Corp.	28,244	1,153,203
ONE Gas, Inc.	16,078	986,707
Southwest Gas Holdings, Inc.	20,098	1,179,351
UGI Corp.	69,293	1,534,147
Independent power and renewable electricity producers – 0.5%
Clearway Energy, Inc., Class A	12,806	287,623
Clearway Energy, Inc., Class C	29,204	707,905
Ormat Technologies, Inc.	15,069	974,663

SHORT-TERM INVESTMENTS – 0.5%		$1,809,211
(Cost $1,809,144)
Short-term funds – 0.5%		1,809,211
John Hancock Collateral Trust, 5.3658% (C)(D)	118,992	1,190,098
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.3001% (C)	619,113	$619,113
Total investments (Multifactor Small Cap ETF) (Cost $335,379,687) 100.3%		$382,173,163
Other assets and liabilities, net (0.3%)		(1,225,994)
Total net assets 100.0%		$380,947,169

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $4,018,504. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,916,908 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMART BETA EQUITY ETFS	41

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there  were no sales during the day or closing prices are not available, the securities are valued using  the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$46,245,725	$46,245,725	—	—
Austria	1,280,074	1,280,074	—	—
Belgium	6,558,433	6,558,433	—	—
Chile	424,190	424,190	—	—
Denmark	20,859,088	20,859,088	—	—
Finland	8,370,549	8,370,549	—	—
France	79,059,444	79,059,444	—	—
Germany	47,946,441	47,946,441	—	—
Hong Kong	10,696,322	10,696,322	—	—
Ireland	5,453,748	5,453,748	—	—
Israel	2,528,133	2,528,133	—	—
Italy	14,953,586	14,953,586	—	—
Japan	161,878,427	161,878,427	—	—
Luxembourg	1,621,858	1,621,858	—	—
Macau	120,631	120,631	—	—
Netherlands	28,859,602	28,859,602	—	—
New Zealand	1,462,424	1,462,424	—	—
Norway	3,306,369	3,306,369	—	—
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	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Portugal	$1,559,189	$1,559,189	—	—
Singapore	9,298,217	9,298,217	—	—
Spain	20,596,178	20,596,178	—	—
Sweden	19,075,654	19,075,654	—	—
Switzerland	63,374,105	63,374,105	—	—
United Kingdom	91,179,389	91,179,389	—	—
United States	80,349	80,349	—	—
Preferred securities	4,184,728	4,184,728	—	—
Short-term investments	4,356,256	4,356,256	—	—
Total investments in securities	$655,329,109	$655,329,109	—	—
Derivatives:
Liabilities
Futures	$(7,172)	$(7,172)	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$27,825,545	$27,825,545	—	—
Chile	2,506,820	2,506,820	—	—
China	126,163,643	126,163,643	—	—
Hong Kong	4,279,981	4,279,981	—	—
India	147,745,594	147,745,594	—	—
Indonesia	15,127,103	15,127,103	—	—
Ireland	4,293,535	4,293,535	—	—
Malaysia	12,010,012	12,010,012	—	—
Mexico	20,465,260	20,465,260	—	—
Netherlands	392,067	392,067	—	—
Philippines	6,737,380	6,737,380	—	—
Poland	7,058,713	7,058,713	—	—
Russia	239,609	—	—	$239,609
Saudi Arabia	25,017,722	25,017,722	—	—
South Africa	21,677,256	21,677,256	—	—
South Korea	81,931,215	81,931,215	—	—
Taiwan	116,524,076	116,524,076	—	—
Thailand	12,503,947	12,503,947	—	—
Turkey	4,400,586	4,400,586	—	—
United Kingdom	50,300	50,300	—	—
United States	911,113	911,113	—	—
Preferred securities	13,150,754	13,150,754	—	—
Rights	16,040	16,040	—	—
Short-term investments	3,222,243	3,222,243	—	—
Total investments in securities	$654,250,514	$654,010,905	—	$239,609

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$55,668,240	$55,668,240	—	—
Consumer discretionary	82,723,933	82,723,933	—	—
Consumer staples	48,512,942	48,512,942	—	—
Energy	35,269,255	35,269,255	—	—
Financials	119,033,062	119,033,062	—	—
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	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Health care	$99,092,639	$99,074,481	—	$18,158
Industrials	97,271,547	97,271,547	—	—
Information technology	189,245,805	189,245,805	—	—
Materials	31,012,876	31,012,876	—	—
Real estate	23,120,790	23,120,790	—	—
Utilities	28,005,042	28,005,042	—	—
Short-term investments	998,038	998,038	—	—
Total investments in securities	$809,954,169	$809,936,011	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$105,207,146	$105,207,146	—	—
Consumer discretionary	448,775,565	448,775,565	—	—
Consumer staples	150,945,983	150,945,983	—	—
Energy	162,162,099	162,162,099	—	—
Financials	506,331,085	506,331,085	—	—
Health care	369,877,341	369,592,999	—	$284,342
Industrials	700,893,278	700,893,278	—	—
Information technology	499,653,477	499,653,477	—	—
Materials	218,948,774	218,948,774	—	—
Real estate	183,452,049	183,452,049	—	—
Utilities	178,662,797	178,662,797	—	—
Short-term investments	7,642,778	7,642,778	—	—
Total investments in securities	$3,532,552,372	$3,532,268,030	—	$284,342
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$380,363,952	$380,363,952	—	—
Short-term investments	1,809,211	1,809,211	—	—
Total investments in securities	$382,173,163	$382,173,163	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	205,513	$17,292,826	$39,270,487	$(54,508,358)	$305	$183	$103,614	—	$2,055,443
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	144,189	$323,200	$9,649,644	$(8,530,959)	$113	$112	$62,672	—	$1,442,110
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Large Cap ETF
John Hancock Collateral Trust	20,796	$188,958	$3,900,100	$(3,881,219)	$133	$19	$24,162	—	$207,991
Multifactor Mid Cap ETF
John Hancock Collateral Trust	105,618	$1,147,133	$45,116,215	$(45,208,421)	$1,365	$43	$183,545	—	$1,056,335
Multifactor Small Cap ETF
John Hancock Collateral Trust	118,992	$619,623	$21,205,733	$(20,635,895)	$521	$116	$21,685	—	$1,190,098
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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